Document and Entity Information (USD $)	12 Months Ended
	Jul. 31, 2012	Aug. 31, 2012	Jan. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	INFOBLOX INC
Entity Central Index Key	0001223862
Current Fiscal Year End Date	--07-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Jul 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		45,741,699
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 156,613	$ 42,207
Accounts receivable, net of allowances of $539 and $544 at July 31, 2011 and 2012	26,819	20,683
Inventory	2,560	1,506
Deferred tax assets	1,577	1,606
Prepaid expenses and other current assets	4,159	3,832
Total current assets	191,728	69,834
Property and equipment, net	6,498	5,087
Intangible assets, net	7,817	10,679
Goodwill	32,726	32,726
Restricted cash	3,803	732
Other assets	411	959
TOTAL ASSETS	242,983	120,017
CURRENT LIABILITIES:
Accounts payable and accrued liabilities	11,607	9,499
Accrued compensation	10,295	6,985
Deferred revenue, net	56,184	44,094
Total current liabilities	78,086	60,578
Deferred revenue, net	20,483	17,905
Deferred tax liability	1,494	1,537
Convertible preferred stock liability	0	398
Other liabilities	845	1,125
TOTAL LIABILITIES	100,908	81,543
Commitments and contingencies (Note 8)
Convertible preferred stock, $0.0001 par value per share— 85,128,977 shares authorized as of July 31, 2011, no shares authorized as of July 31, 2012; 80,512,394 shares and none issued and outstanding as of July 31, 2011 and 2012	0	107,506
STOCKHOLDERS' EQUITY (DEFICIT):
Convertible preferred stock, $0.0001 par value per share— no shares authorized as of July 31, 2011, 5,000,000 shares authorized as of July 31, 2012; no shares issued or outstanding as of July 31, 2011 and July 31, 2012	0	0
Common stock, $0.0001 par value per share—150,000,000 shares authorized; 11,038,704 and 45,737,770 shares issued and outstanding as of July 31, 2011 and 2012	5	1
Additional paid-in capital	250,206	30,893
Accumulated deficit	(108,136)	(99,926)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT):	142,075	(69,032)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT):	$ 242,983	$ 120,017

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Statement of Financial Position [Abstract]
Accounts receivable, net of allowances	$ 544	$ 539
Temporary equity par value for convertible preferred stock	$ 0.0001	$ 0.0001
Temporary equity shares authorized for convertible preferred stock	0	85,128,977
Temporary equity shares issued for convertible preferred stock	0	80,512,394
Temporary equity shares outstanding for convertible preferred stock	0	80,512,394
Convertible preferred stock, par value	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	5,000,000	0
Convertible preferred stock, shares issued	0	0
Convertible preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000
Common stock, shares issued	45,737,770	11,038,704
Common stock, shares outstanding	45,737,770	11,038,704

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Net revenue:
Products and licenses	$ 95,012	$ 80,274	$ 65,849
Services	74,234	52,561	36,319
Total net revenue	169,246	132,835	102,168
Cost of revenue:
Products and licenses	21,778	16,652	13,770
Services	15,342	12,187	8,183
Total cost of revenue	37,120	28,839	21,953
Gross profit	132,126	103,996	80,215
Operating expenses:
Research and development	36,624	29,605	18,066
Sales and marketing	86,474	67,390	45,413
General and administrative	15,548	10,831	8,380
Total operating expenses	138,646	107,826	71,859
Income (loss) from operations	(6,520)	(3,830)	8,356
Other expense, net	(946)	(690)	(357)
Income (loss) before provision for income taxes	(7,466)	(4,520)	7,999
Provision for income taxes	744	802	1,011
Net income (loss)	(8,210)	(5,322)	6,988
Net income (loss) attributable to common stockholders:
Basic	(8,210)	(5,322)	101
Diluted	$ (8,210)	$ (5,322)	$ 124
Net income (loss) per share attributable to common stockholders:
Basic (in dollars per share)	$ (0.4)	$ (0.54)	$ 0.01
Diluted (in dollars per share)	$ (0.4)	$ (0.54)	$ 0.01
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders:
Basic (in shares)	20,563	9,933	7,768
Diluted (in shares)	20,563	9,933	10,281

Consolidated Statements of Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at at Jul. 31, 2009	$ (94,355)	$ 77,916	$ 1	$ 7,236	$ (101,592)
Balance at (in shares) at Jul. 31, 2009		67,778,389	7,170,403
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under the employee stock plans	713			713
Issuance of common stock under the employee stock plans (in shares)			709,657
Vesting of early exercised common stock options	60			60
Issuance of common and convertible preferred stock in connection with acquisition	10,145	29,590		10,145
Issuance of common and convertible preferred stock in connection with acquisition (in shares)		12,734,005	1,602,544
Issuance of common stock warrants in connection with acquisition	2,130			2,130
Issuance of common stock options in connection with acquisition	1,632			1,632
Stock-based compensation	2,688			2,688
Net income and comprehensive income	6,988				6,988
Conversion of preferred stock to common stock upon initial public offering, common stock	0
Balance at at Jul. 31, 2010	(69,999)	107,506	1	24,604	(94,604)
Balance at (in shares) at Jul. 31, 2010		80,512,394	9,482,604
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under the employee stock plans	1,020			1,020
Issuance of common stock under the employee stock plans (in shares)			1,556,100
Vesting of early exercised common stock options	52			52
Stock-based compensation	5,133			5,133
Excess tax benefit from employee stock plans	84			84
Net income and comprehensive income	(5,322)				(5,322)
Conversion of preferred stock to common stock upon initial public offering, common stock	0
Balance at at Jul. 31, 2011	(69,032)	107,506	1	30,893	(99,926)
Balance at (in shares) at Jul. 31, 2011		80,512,394	11,038,704
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock under the employee stock plans	1,912			1,912
Issuance of common stock under the employee stock plans (in shares)			628,667
Vesting of early exercised common stock options	221			221
Stock-based compensation	10,652			10,652
Excess tax benefit from employee stock plans	47			47
Net income and comprehensive income	(8,210)				(8,210)
Issuance of common stock upon initial public offering including issuances from exercises of warrants, net of offering costs	98,190			98,190
Issuance of common stock upon initial public offering including issuances from exercises of warrants, net of offering costs (in shares)			7,229,036
Conversion of preferred stock to common stock upon initial public offering, common stock	(107,506)	(107,506)
Conversion of preferred stock to common stock upon initial public offering, common stock (in shares)		(80,512,394)
Conversion of preferred stock to common stock upon initial public offering	107,506		4	107,502
Conversion of preferred stock to common stock upon initial public offering (in shares)			26,841,363
Conversion of preferred stock warrants to common stock warrants upon initial public offering	789			789
Balance at at Jul. 31, 2012	$ 142,075	$ 0	$ 5	$ 250,206	$ (108,136)
Balance at (in shares) at Jul. 31, 2012		0	45,737,770

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (8,210)	$ (5,322)	$ 6,988
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Stock-based compensation	10,652	5,133	2,688
Depreciation and amortization	5,700	5,094	1,921
Change in fair value of convertible preferred stock warrant liability	391	133	0
Excess tax benefits from employee stock plans	(47)	(84)	0
Changes in operating assets and liabilities:
Accounts receivable, net	(6,136)	(7,513)	(2,040)
Inventory	(1,054)	77	(526)
Prepaid expenses, other current assets and other assets	550	(2,257)	(782)
Accounts payable and accrued liabilities	1,840	4,370	668
Accrued compensation	3,310	2,096	1,062
Deferred revenue, net	14,668	18,924	5,294
Other liabilities	(280)	851	10
Net cash provided by operating activities	21,384	21,502	15,283
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(3,962)	(4,786)	(1,547)
Increase in restricted cash	(3,400)	(31)	(574)
Purchase of intangible assets	0	(1,000)	0
Business acquisitions, net of cash acquired	0	(1,972)	1,267
Net cash used in investing activities	(7,362)	(7,789)	(854)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of offering costs	98,425	0	0
Proceeds from issuance of common stock under the employee stock plans	1,912	1,020	713
Excess tax benefits from employee stock plans	47	84	0
Net cash provided by financing activities	100,384	1,104	713
NET INCREASE IN CASH AND CASH EQUIVALENTS	114,406	14,817	15,142
CASH AND CASH EQUIVALENTS--Beginning of year	42,207	27,390	12,248
CASH AND CASH EQUIVALENTS--End of year	156,613	42,207	27,390
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Conversion of convertible preferred stock to common stock	107,506	0	0
Purchases of property and equipment not yet paid	287	0	0
Initial public offering costs not yet paid	235	0	0
Change in liability due to vesting of early exercised stock options, net	221	52	60
Cash paid for income taxes, net	120	1,018	1,290
Cash purchase consideration for SolSoft acquisition held in escrow as restricted cash	$ 0	$ 230	$ 0

Description of the Business and Summary of Significant Accounting Policies	12 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Description of the Business and Summary of Significant Accounting Policies
DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Business

Infoblox Inc. (together with its subsidiaries, “we” or “our”) was originally incorporated in the State of Illinois in February 1999 and was reincorporated in the State of Delaware in May 2003. We are headquartered in Santa Clara, California and have subsidiaries and representative offices located throughout the world. We provide a broad family of enterprise and service provider-class solutions to automate management of the critical network infrastructure services needed for secure, scalable and fault-tolerant connections between applications, devices and users.
On April 25, 2012, we completed our initial public offering of our common stock (“IPO”). Our common stock commenced trading on the New York Stock Exchange under the symbol “BLOX” on April 20, 2012. On the IPO, we sold 6,869,343 shares of common stock (inclusive of 1,125,000 shares of common stock from the full exercise of the overallotment option of shares granted to the underwriters) and 1,755,657 shares of common stock were sold by the selling stockholders. The public offering price of the shares sold in the offering was $16.00 per share. The aggregate offering price for shares sold by us in the offering was approximately $109.9 million. We did not receive any proceeds from the sales of shares by the selling stockholders. The net proceeds from the offering were $98.2 million after deducting underwriting discounts of approximately $7.7 million and commissions and offering expenses of approximately $4.0 million.

On May 1, 2010, we acquired Netcordia, Inc. (“Netcordia”). As a result of the acquisition, Netcordia became our wholly-owned subsidiary. Netcordia's results are included prospectively in the accompanying consolidated financial statements after May 1, 2010.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include all adjustments necessary for the fair presentation of our consolidated financial position, results of operations and cash flows for the periods presented. The accompanying consolidated financial statements include the accounts of Infoblox Inc. and our wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Those management estimates and assumptions affect revenue recognition, determination of fair value of stock-based awards, valuation of goodwill and intangible assets acquired, impairment of goodwill and other intangible assets, amortization of intangible assets, contingencies and litigation, accounting for income taxes, including the valuation reserve on deferred tax assets and uncertain tax positions, allowances for doubtful accounts, warranty reserve and sales returns and valuation of inventory. We evaluate our estimates and assumptions on an ongoing basis using historical experience and other factors and adjust those estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates and assumptions, and those differences could be material to the consolidated financial statements.

Concentration of Supply Risk with Contract Manufacturer

We outsource substantially all of our manufacturing, repair and supply chain management operations to one independent contract manufacturer. The inability of the manufacturer to fulfill our supply requirements could have a material and adverse effect on our business and consolidated financial statements.

In addition, our independent contract manufacturer procures components and manufactures our products based on our demand forecasts. These forecasts are based on our estimates of future demand for our products, which are in turn based on historical trends and an analysis from our sales and marketing organizations, adjusted for overall market conditions. We may be subject to the requirement to purchase inventory or to pay additional fees to the contract manufacturer if there is a significant difference in scheduled shipments or if the contract manufacturer holds inventory longer than a specified period. No such charge was recorded in 2010 or 2011. In 2012, we recorded a charge of $0.4 million for non-cancelable purchase commitments to our contract manufacturer for inventory which we deemed as excess and obsolete. This amount was recognized in products and licenses cost of revenue in the consolidated statements of operations for the year ended July 31, 2012.

Concentrations of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist of cash, cash equivalents, restricted cash and accounts receivable. Our cash, cash equivalents and restricted cash are invested in high-credit quality financial instruments held mainly in two US banks. Such deposits may be in excess of insured limits provided on such deposits.

We mitigate credit risk in respect to accounts receivable by performing ongoing credit evaluations of our customers and maintaining a reserve for potential credit losses. In addition, we generally require our customers to prepay for maintenance and support services to mitigate the risk of uncollectible accounts receivable.

Reverse Stock Split

On April 3, 2012, our board of directors approved a 1-for-3 reverse split of our common stock, which became effective on April 10, 2012. Upon the effectiveness of the reverse stock split, (i) every three shares of outstanding common stock were decreased to one share of common stock, (ii) the number of shares of common stock into which each outstanding option to purchase common stock is exercisable have been proportionally decreased on a 1-for-3 basis, (iii) the exercise price of each outstanding option to purchase common stock have been proportionately increased, and (iv) the conversion ratio for each share of preferred stock outstanding have been proportionately reduced. All of the share numbers, share prices, and exercise prices have been adjusted within these financial statements, on a retroactive basis, to reflect this 1-for-3 reverse stock split.

Fair Value Measurement

We measure and report our financial assets and liabilities, which consist or have consisted of cash, cash equivalents, restricted cash and convertible preferred stock warrant liability, at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level I - Unadjusted quoted prices in active markets for identical assets and liabilities;

Level II - Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data of substantially the full term of the related assets or liabilities; and

Level III - Unobservable inputs that are supported by little or no market data for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Our financial instruments consist of Level I assets and Level III liabilities. Level I assets include time deposits and highly liquid money market funds that are included in cash, cash equivalents and restricted cash. Level III liabilities that are measured at fair value on a recurring basis consisted solely of our convertible preferred stock warrant liability. The fair values of the outstanding convertible preferred stock warrants were measured using the Black-Scholes-Merton ("BSM") option pricing model. Inputs used to determine estimated fair value include the estimated fair value of the underlying stock at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends and the expected volatility of the underlying stock.

Cash and Cash Equivalents

We consider all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of cash on hand, highly liquid investments in money market funds and various deposit accounts.

Restricted Cash

Under our facility lease arrangements and corporate credit card facility, we are required to maintain letters of credit from a U.S. bank as security for performance under these agreements. The letters of credit are generally secured money market funds or interest-bearing accounts in amounts equal to the letters of credit, which are classified as restricted cash on the consolidated balance sheets. As of July 31, 2011, restricted cash amounted to $0.5 million, all of which was reflected as a non-current asset in the consolidated balance sheet. As of July 31, 2012, restricted cash amounted to $3.9 million, of which $3.8 million is shown under non-current asset in the consolidated balance sheet and $0.1 million is shown as part prepaid expenses and other current assets.

We also have $0.2 million of restricted cash representing a portion of the purchase consideration we paid to acquire SolSoft S.A., which will be held in an escrow account until August 15, 2012. As of July 31, 2011, the restricted cash of $0.2 million was classified as a non-current asset on the consolidated balance sheet. As of July 31, 2012, the restricted cash was included in prepaid expenses and other current assets in the consolidated balance sheet.

Inventory

Inventories are stated at the lower of standard cost, which approximates actual cost (first-in, first-out), or market value (estimated net realizable value). The valuation of inventories at the lower of cost or market value requires the use of estimates regarding the amount of inventory that will be sold and the prices at which current inventory will be sold. These estimates are dependent on our assessment of current and expected orders from our customers. If actual market conditions are less favorable than those projected by management, inventory write-downs may be required. Our finished goods mainly consist of refurbished inventory that are used for the replacement of failed units under maintenance and support agreements and finished goods needed for our expanded depot requirements. We write down refurbished inventory based on the age of the units and number of hardware failures. During the years ended July 31, 2010, 2011 and 2012 and inventory write-downs were $0.6 million, $1.3 million and $0.6 million.

Property and Equipment, Net

Property and equipment, including leasehold improvements, are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which are two to three years. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful lives of the assets or the remaining lease term. Upon the retirement or disposition of property and equipment, the related costs and accumulated depreciation are removed from, and the resulting gain or loss is included in, the consolidated statements of operations. Repair and maintenance costs that do not extend the life or improve an asset are charged to expense as incurred.

Intangible Assets

Intangible assets consist of identifiable intangible assets, including developed technology, customer relationships, non-compete agreements, trademarks and patents, resulting from our acquisitions. Intangible assets are recorded at fair value, net of accumulated amortization. Intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization expense is included as a component of cost of products and licenses revenue and sales and marketing expense in the accompanying consolidated statements of operations.

Goodwill
Goodwill represents the excess of the cost of an acquired entity over the fair value of the acquired net assets. Goodwill is not amortized. We perform our annual goodwill analysis during the fourth quarter of each fiscal year or when events or circumstances change that would indicate that goodwill might not be recoverable. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of goodwill or cause a significant decrease in expected cash flows.
The testing for a potential impairment of goodwill involves a two-step process. The first step, identifying a potential impairment, compares the fair value of goodwill with its carrying amount. If the carrying value exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying value of that goodwill. Any excess of the goodwill carrying value over the respective implied fair value is recognized as an impairment loss. There have been no indicators of impairment, and we did not record any impairment losses during the years ended July 31, 2010, 2011 and 2012.

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment and intangible assets subject to depreciation and amortization, are evaluated for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Among the factors and circumstances we considered in determining recoverability are: (i) a significant decrease in the market price of a long-lived asset; (ii) a significant adverse change in the extent or manner in which a long-lived asset is being used or in its physical condition; (iii) a significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset, including an adverse action or assessment by a regulator; (iv) an accumulation of costs significantly in excess of the amount originally expected for the acquisition and (v) current-period operating or cash flow loss combined with a history of operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the use of a long-lived asset. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. There have been no indicators of impairment, and we did not record any impairment losses during the years ended July 31, 2010, 2011 and 2012.

Deferred Offering Costs

Deferred offering costs, consisting of legal, accounting and filing fees relating to our IPO, were capitalized and then offset against IPO proceeds.
Convertible Preferred Stock Warrant Liability

Upon completion of our IPO in April 2012, there were no freestanding warrants to purchase shares of convertible preferred stock. As such, no convertible preferred stock warrant liability remained outstanding after our IPO. Before our IPO, freestanding warrants to purchase shares of convertible preferred stock that were contingently redeemable were accounted for as liabilities on the consolidated balance sheets at their estimated fair value because these warrants could have obligated us to redeem them at some point in the future. At the end of each reporting period, changes in the estimated fair value of the warrants to purchase shares of convertible preferred stock were recorded as other expense, net in the consolidated statements of operations. We adjusted the convertible preferred stock warrant liability to the estimated fair value of the warrants until the completion of an IPO, at which time the convertible preferred stock issuable upon exercise of the warrants became common stock and the related liability was reclassified to additional paid-in capital in stockholders' equity (deficit).

Revenue Recognition

We design, develop and sell a broad family of network products and services to automate management of the critical network infrastructure services needed for secure, scalable and fault-tolerant connections between applications, devices and users. Our software products are typically sold for use with our hardware, but we also have virtual versions that we sell for use with other hardware environments.

We derive revenue from two sources: (i) products and licenses, which include hardware and software revenue, and (ii) services, which include maintenance and support, training and consulting revenue. The majority of our products are hardware appliances containing software components that function together to provide the essential functionality of the product. Therefore, our hardware appliances are considered non-software deliverables and have been removed from the industry-specific software revenue recognition guidance. Our product revenue also includes revenue from the sale of stand-alone software products that can be deployed on our hardware or that of other vendors. Stand-alone software may operate on our hardware appliance, but are not considered essential to the functionality of the hardware. Stand-alone software sales generally include a perpetual license to our software. Stand-alone software sales continue to be subject to the industry-specific software revenue recognition guidance. Revenue is recognized when all of the following criteria are met: persuasive evidence of an arrangement exists; delivery or performance has occurred; the sales price is fixed or determinable; and collection is probable. We define each of those four criteria as follows:

Persuasive evidence of an arrangement exists. Evidence of an arrangement generally consists of a purchase order issued pursuant to the terms and conditions of a distributor or value-added reseller agreement or, in limited cases, an end-user agreement.

Delivery or performance has occurred. We use shipping and related documents, distributor sell-through reports, or written evidence of customer acceptance, when applicable, to verify delivery or performance. We do not recognize product revenue until transfer of title and risk of loss, which generally is upon shipment to value-added resellers or end-users.

The sales price is fixed or determinable. We assess whether the sales price is fixed or determinable based on payment terms and whether the sales price is subject to refund or adjustment.

Collection is probable. We assess probability of collection on a customer-by-customer basis. We subject our customers to a credit review process that evaluates their financial condition and ability to pay for our products and services. If we conclude that collection is not probable, we do not recognize revenue until cash is received.

Services revenue includes maintenance and support, training and consulting revenue. Maintenance and support revenue includes arrangements for software maintenance and technical support for our products and licenses. Maintenance is offered under renewable, fee-based contracts, which include 24-hour technical support, hardware repair and replacement parts, bug fixes, patches and unspecified upgrades on a when-and-if-available basis. Revenue from customer maintenance and support contracts is deferred and recognized ratably over the contractual support period, generally one to three years. Revenue from consulting and training is recognized as the services are completed, which is generally one year or less.
We operate a multiple tier channel distribution model that includes distributors, value-added resellers and direct sales to end-users. For sales to value-added resellers and end-users, we recognize product revenue upon transfer of title and risk of loss, which is generally upon shipment. It is our practice to identify an end-user prior to shipment to a value-added reseller. For the end-users and value-added resellers, we generally have no significant contractual obligations for future performance, such as rights of return or pricing credits. However, we may on occasion enter into arrangements with end-users or value-added resellers that include some form of rights of return, rebates or price protection. Also, we may occasionally accept returns by end-users or value-added resellers to address customer satisfaction issues or solution fit issues even though there is no contractual provision for such returns. We record reductions to revenue for estimated product returns and pricing adjustments in the same period that the related revenue is recorded. The amount of these reductions is based on historical sales returns and price adjustments, specific provisions for returns, price protection or rebates in agreements, and other factors known at the time. Should actual product returns or pricing adjustments differ from estimates, additional reductions to revenue may be required. Distributor revenue is recognized under agreements that allow pricing credits, price protection, rebates and rights of return or involve international jurisdictions where the risk of returns or credits is considered to be high even though distributors do not have these contractual rights. As a consequence, the Company has determined that the sales price is not fixed or determinable at the time of shipment to a distributor and thus these shipments do not meet the requirements for revenue recognition until the sales price is known, which is only reliably determinable at the time of sell-through to an end customer or value added reseller. This includes substantially all of our international sales and sales through our two United States distributors. In the U.S., substantially all of our sales are to value-added resellers or end customers for which revenue is recognized upon delivery. Revenue for product sales through distributors without reliable sell-through reporting is deferred until maintenance is purchased for the related product. The costs of distributor inventories not yet recognized as revenue are deferred as a reduction of the related deferred revenue, the result of which is shown as deferred revenue, net on our consolidated balance sheets.

     Multiple Element Arrangements

We enter into multiple element revenue arrangements in which a customer may purchase a combination of hardware, software, software upgrades, hardware and software maintenance and support, training and consulting services. We account for multiple agreements with a single customer as one arrangement if the contractual terms and/or substance of those agreements indicate that they may be so closely related that they are, in effect, parts of a single arrangement.

In October 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting standards for revenue recognition to remove from the scope of industry-specific software revenue recognition guidance any tangible products containing software components and non-software components that operate together to deliver the product's essential functionality. Most of our products are hardware appliances containing software components that operate together to provide the essential functionality of the product. Therefore, our hardware appliances are considered non-software deliverables and are no longer accounted for under the industry-specific software revenue recognition guidance.

In addition, the FASB amended the accounting standards for certain multiple element revenue arrangements to:

•	Provide updated guidance on whether multiple elements exist, how the elements in an arrangement should be separated, and how the arrangement consideration should be allocated to the separate elements;

•
Implement a price hierarchy, where the selling price for an element is based on vendor-specific objective evidence (“VSOE”), if available; third-party evidence (“TPE”), if available and VSOE is not available; or the best estimate of selling price (“BESP”), if neither VSOE nor TPE is available; and

•	Eliminate the use of the residual method and require an entity to allocate arrangement consideration using the selling price hierarchy.

Our non-software products and services qualify as separate units of accounting because they have value to the customer on a standalone basis and our revenue arrangements do not include a general right of return for delivered products. Our products and licenses revenue also includes stand-alone software products. Stand-alone software may operate on our hardware appliances, but is not considered essential to the functionality of the hardware and continues to be subject to the industry-specific software revenue recognition guidance, which remains unchanged. The industry-specific software revenue recognition guidance includes the use of the residual method.

Certain of our stand-alone software when sold with our hardware appliances is considered essential to its functionality and as a result is no longer accounted for under industry-specific software revenue recognition guidance; however, this same software when sold separately is accounted for under the industry-specific software revenue recognition guidance. Additionally, we provide unspecified software upgrades for most of our products, on a when-and-if available basis, through maintenance and support contracts. To the extent that the software being supported is not considered essential to the functionality of the hardware, these support arrangements would continue to be subject to the industry-specific software revenue recognition guidance.

We allocate the arrangement fee to each element based upon the relative selling price of that element and, if software and software-related (e.g., maintenance for the software element) elements are also included in the arrangement, we allocate the arrangement fee to each of those software and software-related elements as a group based on the relative selling price for those elements. After such allocations are made, the amount of the arrangement fee allocated to the software and software-related elements is accounted for using the residual method. When applying the relative selling price method, we determine the selling price for each element using VSOE of selling price, if it exists, or if not, TPE of selling price, if it exists. If neither VSOE nor TPE of selling price exist for an element, we use our BESP for that element. The revenue allocated to each element is then recognized when the basic revenue recognition criteria are met for that element. The manner in which we account for multiple element arrangements that contain only software and software-related elements remains unchanged.

We determine VSOE for each element based on historical stand-alone sales to third parties. For maintenance and support, training and consulting services, we determine the VSOE of fair value based on our history of stand-alone sales demonstrating that a substantial majority of transactions fall within a narrow range for each service offering.

We historically have not been able to determine TPE for our products, maintenance and support, training or consulting services. TPE is determined based on competitor prices for similar elements when sold separately. Generally, our offerings contain a significant level of differentiation such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, our go-to-market strategy differs from that of our peers and we are unable to reliably determine what similar competitor products' selling prices are on a stand-alone basis.

When we are unable to establish the selling price of an element using VSOE or TPE, we use BESP in our allocation of arrangement consideration. The objective of BESP is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis. The BESP is established based on internal and external factors, including pricing practices such as discounting, cost of products, the geographies in which we offer our products and services, and customer classes and distribution channels (e.g. distributor, value-added reseller and direct end-user). The determination of BESP is made through consultation with and approval by our management, taking into consideration our pricing model and go-to-market strategy.

For our non-software deliverables, we allocate the arrangement consideration based on the relative selling prices of the respective elements. For these elements, we generally use BESP as our selling price. For our maintenance and support, training and consulting services, we generally use VSOE as our selling price. When we are unable to establish selling price using VSOE for our maintenance and support, training and consulting services, we use BESP in our allocation of arrangement consideration.

We regularly review VSOE and BESP data provided by actual transactions to update these estimates and the relative selling prices allocated to each element.

Deferred Revenue, Net

Deferred revenue, net represents amounts invoiced to customers, less related cost of revenue, for which the related revenue has not been recognized because one or more of the revenue recognition criteria have not been met. The current portion of deferred revenue represents the amounts that are expected to be recognized as revenue within one year of the consolidated balance sheet date.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at invoiced amounts, net of allowances for doubtful accounts if applicable, and do not bear interest.

We evaluate the collectability of our accounts receivable based on known collection risks and historical experience. In circumstances where we are aware of a specific customer's inability to meet its financial obligations to us (e.g., bankruptcy filings or substantial downgrading of credit ratings), we record a specific reserve for bad debts against amounts due to reduce the net recognized receivable to the amount we reasonably believe will be collected. For all other customers, we record reserves for bad debts based on the length of time the receivables are past due and our historical experience of collections and write-offs. If circumstances change, such as higher-than-expected defaults or an unexpected material adverse change in a major customer's ability to meet its financial obligations, our estimate of the recoverability of the amounts due could be reduced by a material amount.

Concentration of Revenue and Accounts Receivable

Significant customers are those which represent more than 10% of our total net revenue or gross accounts receivable balance at each respective balance sheet date. During the years ended July 31, 2010, 2011 and 2012, we did not have any customers that represented more than 10% of our total net revenue. Outstanding accounts receivable from a distributor customer accounted for 12% of our total gross accounts receivable as of July 31, 2011. As of July 31, 2012, no customer accounted for more than 10% of our total gross accounts receivable.

Shipping and Handling

Shipping charges billed to customers are included in revenue and the related shipping costs are included in cost of revenue.

Research and Development Costs

Software development costs incurred in the research and development of new products and enhancements to existing products are charged to expense as incurred. Software development costs are capitalized after technological feasibility has been established. The period between achievement of technological feasibility, which we define as the establishment of a working model, and the general availability of such software to customers has been short, resulting in software development costs qualifying for capitalization being insignificant. Accordingly, we did not capitalize any software development costs during the years ended 2010, 2011 or 2012.

Stock-Based Compensation

We recognize share-based compensation expense for all share-based payment awards including employee stock options, RSUs, and purchases under our ESPP based on each award's fair value on the grant date. We utilize the BSM option pricing model in order to determine the fair value of stock options and ESPP. The BSM option pricing model requires various highly subjective assumptions including volatility, expected award life, and risk-free interest rate. The expected volatility is based on the implied volatility of market traded options on our common stock, adjusted for other relevant factors including historical volatility of our common stock over the most recent period commensurate with the estimated expected life of our stock options. The expected life of an award is based on historical experience, the terms and conditions of the stock awards granted to employees, and the potential effect from options that have not been exercised. The fair value of the RSUs is determined using the closing price of our common stock on the date of the grant. Compensation is recognized on a straight-line basis over the requisite service period of each grant adjusted for estimated forfeitures. In addition, we are required to estimate the expected forfeiture rate and only recognize expense for those shares expected to vest. We estimate the forfeiture rate based on historical experience and our expectations regarding future pre-vesting termination behavior of employees.

Warranty Costs

Our appliance hardware generally includes a one-year warranty, and our software generally carries a warranty of ninety days. Costs related to hardware replacement provided to customers under maintenance support agreements are included as services cost of revenue and recognized as these services are provided.

Advertising Costs

Advertising costs are charged to sales and marketing expenses as incurred in the consolidated statements of operations. Advertising expense during the years ended July 31, 2010, 2011 and 2012 was $0.1 million, $0.1 million and $1.1 million.

Foreign Currency

The functional currency of our foreign subsidiaries is the U.S. dollar. Transactions denominated in currencies other than the functional currency are remeasured at the average exchange rate in effect during the period. At the end of each reporting period, our subsidiaries' monetary assets and liabilities are remeasured to the functional currency using exchange rates in effect at the end of the reporting period. Non-monetary assets and liabilities are remeasured at historical exchange rates. Gains and losses related to remeasurement are recorded in other expense, net in the consolidated statements of operations. Foreign currency exchange losses included in other expense, net during the years ended July 31, 2010, 2011 and 2012 were $0.4 million, $0.6 million and $0.6 million.

 Income Taxes

We account for income taxes under an asset and liability approach for deferred income taxes, which requires recognition of deferred income tax assets and liabilities for the expected future tax consequences of events that have been recognized in our consolidated financial statements, but have not been reflected in our taxable income. Estimates and judgments occur in the calculation of certain tax liabilities and in the determination of the recoverability of certain deferred income tax assets, which arise from temporary differences and carryforwards. Deferred income tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. We regularly assess the likelihood that our deferred income tax assets will be realized based on the realization guidance available. To the extent that we believe any amounts are not more-likely-than-not to be realized, we record a valuation allowance to reduce the deferred income tax assets. We regularly assess the need for the valuation allowance on our deferred tax assets, and to the extent that we determine that an adjustment is needed, such adjustment will be recorded in the period that the determination is made.

We regularly review our tax positions and benefits to be realized. We recognize tax liabilities based upon our estimate of whether, and the extent to which, additional taxes will be due when such estimates are more-likely-than-not to be sustained. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. We recognize interest and penalties related to income tax matters as income tax expense. For the years ended July 31, 2010, 2011 and 2012, we did not incur any interest or penalties associated with unrecognized tax benefits.

Comprehensive Income (Loss)

We have had no comprehensive income (loss) items other than net income (loss). Thus, comprehensive income (loss) is the same as the net income (loss) for the years ended July 31, 2010, 2011 and 2012.

Segment Information

Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by our chief operating decision maker in deciding how to allocate resources and assessing performance. Our chief operating decision maker is our Chief Executive Officer.

Our Chief Executive Officer reviews financial information presented on a consolidated basis, for purposes of allocating resources and evaluating financial performance. We have one business activity and there are no segment managers who are held accountable for operations, operating results beyond revenue goals or gross margins, or plans for levels or components below the consolidated unit level. Accordingly, we have a single reporting segment.

Net Income (Loss) per Share of Common Stock

As a result of the net loss in 2011 and 2012, basic and diluted net loss per share in those years was calculated by dividing the net loss by the weighted-average number of shares outstanding in those years. We had a net income in 2010, as such basic and diluted net income per share attributable to common stockholders was presented in conformity with the two-class method required for participating securities. Prior to our IPO, holders of Series A, Series B, Series C, Series D, Series E, Series F-1, Series F-2 and Series F-3 convertible preferred stock were entitled to receive noncumulative dividends at the annual rates of $73.07, $6.58, $0.02, $0.11, $0.14, $0.09, $0.12 and $0.12 per share per annum payable prior and in preference to any dividends on shares of our common stock. In the event a dividend was paid on our common stock, our convertible preferred stockholders would have been entitled to a share of that dividend in proportion to the holders of common shares on an as-if converted basis. Preferred stockholders did not have a contractual obligation to share in the losses of our company.

Under the two-class method, net income (loss) attributable to common stockholders was determined by allocating undistributed earnings, calculated as net income less current period Series A, Series B, Series C, Series D, Series E, Series F-1, Series F-2 and Series F-3 convertible preferred stock non-cumulative dividends, among our common stock and Series A, Series B, Series C, Series D, Series E, Series F-1, Series F-2 and Series F-3 convertible preferred stock. In computing diluted net income attributable to common stockholders, undistributed earnings were re-allocated to reflect the potential impact of dilutive securities. Basic net income per common share was computed by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Shares of common stock subject to repurchase resulting from the early exercise of employee stock options were considered participating securities. Diluted net income per share attributable to common stockholders was computed by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding, including potential dilutive common shares assuming the dilutive effect of outstanding stock options using the treasury stock method. For purposes of this calculation, convertible preferred stock, stock options to purchase common stock and warrants to purchase common stock and convertible preferred stock were considered to be common stock equivalents and were excluded from the calculation of diluted net income per share of common stock if their effect was antidilutive.

Recently Issued Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (Topic 820)-Fair Value Measurements and Disclosures (ASU 2010-06), to add additional disclosures about the different classes of assets and liabilities measured at fair value, the valuation techniques and inputs used, and the activity in Level III fair value measurements. We adopted this guidance in 2012 and our adoption did not have a significant impact on our consolidated financial statements.

In December 2010, the FASB issued Accounting Standards Update No. 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations (Topic 805)-Business Combinations (ASU 2010-29), to improve consistency in how the pro forma disclosures are calculated. Additionally, ASU 2010-29 enhances the disclosure requirements and requires description of the nature and amount of any material, nonrecurring pro forma adjustments directly attributable to a business combination. ASU 2010-29 is effective for us in 2012 and should be applied prospectively to business combinations for which the acquisition date is after the effective date. Early adoption is permitted. We adopted this guidance in 2012 and our adoption did not have a significant impact on our consolidated financial statements. See Note 6 for more information on our business acquisitions.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. ASU 2011-05 is effective for us in 2013 and retrospective adoption is required and early adoption is permitted. As we have had no comprehensive income (loss) items other than net income (loss), we do not believe that adoption of ASU 2011-05 will have a material impact on our consolidated financial statements.

In August 2011, the FASB issued Accounting Standards Update No. 2011-08, Testing Goodwill for Impairment (“ASU 2011-08”) to simplify how an entity tests goodwill for impairment. The amendment will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity no longer will be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more-likely-than-not that its fair value is less than its carrying amount. ASU 2011-08 is effective for us in 2013 and early adoption is permitted. We will adopt ASU 2011-8 in 2013 and we do not believe it will have a material impact on our consolidated financial statements.

Net Income (Loss) Per Share of Common Stock	12 Months Ended
Jul. 31, 2012
Earnings Per Share [Abstract]
Net Income (Loss) Per Share of Common Stock
NET INCOME (LOSS) PER SHARE OF COMMON STOCK

The following table sets forth the computation of our basic and diluted net income (loss) per share of common stock (in thousands, except for per share amounts):

	Year Ended July 31,
	2010	2011	2012

Numerator:
Basic:
Net income (loss)	$6,988	$(5,322)	$(8,210)
8% noncumulative dividends on convertible preferred stock	(6,580)	—	—
Undistributed earnings allocated to convertible preferred stock	(307)	—	—
Net income (loss) attributable to common stockholders, basic	$101	$(5,322)	$(8,210)

Diluted:
Net income (loss) attributable to common stockholders, basic	$101	$(5,322)	$(8,210)
Undistributed earnings re-allocated to common stock	23	—	—
Net income (loss) attributable to common stockholders	$124	$(5,322)	$(8,210)

Denominator:
Basic:
Weighted-average common shares used in computing net income (loss) per share of common stock, basic	7,768	9,933	20,563
Diluted:
Weighted-average common shares used in computing net income (loss) per share of common stock, basic	7,768	9,933	20,563
Add weighted-average effect of dilutive securities:
Stock options	2,430	—	—
Common stock warrants	83	—	—
Weighted-average shares used in computing net income (loss) per share of common stock, diluted	10,281	9,933	20,563

Net income (loss) per share of common stock:
Basic	$0.01	$(0.54)	$(0.40)
Diluted	$0.01	$(0.54)	$(0.40)

The following weighted-average shares of common stock equivalents were excluded from the computation of diluted net income (loss) per share of common stock for the periods presented because including them would have been antidilutive (in thousands):

	Year Ended July 31,
	2010	2011	2012
Convertible preferred stock	26,841	26,841	19,581
Stock options to purchase common stock	1,878	6,353	8,049
Common stock warrants and restricted stock units	—	336	249
Convertible preferred stock warrants	14	57	41

Fair Value Measurements	12 Months Ended
Jul. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

We measure and report our cash equivalents, restricted cash and convertible preferred stock warrant liability at fair value. The following table sets forth the fair value of our financial assets and liabilities by level within the fair value hierarchy (in thousands):

	As of July 31, 2011
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$1,938	$—	$—	$1,938
Restricted cash	732	—	—	732
Total financial assets	$2,670	$—	$—	$2,670

Financial Liability
Convertible preferred stock warrant liability	$—	$—	$398	$398

	As of July 31, 2012
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$100,723	$—	$—	$100,723
Restricted cash	4,133	—	—	4,133
Total financial assets	$104,856	$—	$—	$104,856

The following table sets forth a summary of the changes in the fair value of our Level III financial liabilities (in thousands):

	Year Ended July 31,
	2011	2012
Fair value of convertible preferred stock warrant liability, beginning of year	$265	$398
Change in fair value recorded in "Other expense, net"	133	391
Convertible preferred stock warrants reclassified to additional paid-in capital (see Note 11)	—	(789)
Fair value of convertible preferred stock warrant liability, end of year	$398	$—

Balance Sheet Components	12 Months Ended
Jul. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components
BALANCE SHEET COMPONENTS

Allowance for Doubtful Accounts and Sales Returns Reserve

The allowances for doubtful accounts and sales returns consist of the following activity (in thousands):

	Balance at Beginning of Year	Charged to (Reversed From) Cost and Expenses	Recoveries (Deductions), Net	Balance at End of Year
Year Ended July 31, 2010
Allowance for doubtful accounts	$384	$49	$(71)	$362
Sales returns reserve	431	726	(451)	706
Total allowance for doubtful accounts and sales returns reserve	$815	$775	$(522)	$1,068
Year Ended July 31, 2011
Allowance for doubtful accounts	$362	$(47)	$(49)	$266
Sales returns reserve	706	(21)	(412)	273
Total allowance for doubtful accounts and sales returns reserve	$1,068	$(68)	$(461)	$539
Year Ended July 31, 2012
Allowance for doubtful accounts	$266	$167	$(76)	$357
Sales returns reserve	273	118	(204)	187
Total allowance for doubtful accounts and sales returns reserve	$539	$285	$(280)	$544

Inventory

Inventory consists of the following (in thousands):

	As of July 31,
	2011	2012
Raw materials	$70	$132
Finished goods	1,436	2,428
Total inventory	$1,506	$2,560

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	As of July 31,
	2011	2012
Prepaid expenses	$2,339	$3,088
Other current assets	1,493	1,071
Total prepaid expenses and other current assets	$3,832	$4,159

Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	As of July 31,
	2011	2012
Computer equipment and software	$9,427	$13,528
Furniture and fixtures	841	963
Leasehold improvements	1,809	1,835
	12,077	16,326
Less accumulated depreciation and amortization	(6,990)	(9,828)
Total property and equipment, net	$5,087	$6,498

Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consist of the following (in thousands):

	As of July 31,
	2011	2012
Accounts payable	$4,368	$5,851
Accrued expenses	1,937	2,341
Accrued travel expenses	759	928
Accrued consulting and professional service fees	1,151	690
Other	1,284	1,797
Total other current liabilities	$9,499	$11,607

Deferred Revenue, Net

Deferred revenue, net consists of the following (in thousands):

	As of July 31,
	2011	2012
Deferred revenue:
Products and licenses	$10,904	$10,044
Services	52,750	68,256
Total deferred revenue	63,654	78,300
Deferred cost of revenue:
Products and licenses	1,473	1,445
Services	182	188
Total deferred cost of revenue	1,655	1,633
Total deferred revenue, net	61,999	76,667
Less current portion	44,094	56,184
Non-current portion	$17,905	$20,483

Other Expense, Net	12 Months Ended
Jul. 31, 2012
Other Income and Expenses [Abstract]
Other Expense, Net
OTHER EXPENSE, NET

Other expense, net is comprised of the following (in thousands):

	Year Ended July 31,
	2010	2011	2012
Interest income, net	$35	$31	$58
Foreign currency exchange losses	(392)	(588)	(613)
Change in fair value of convertible preferred stock warrant liability (see Note 11)	—	(133)	(391)
Total other expense, net	$(357)	$(690)	$(946)

Acquisitions	12 Months Ended
Jul. 31, 2012
Business Combinations [Abstract]
Acquisitions
ACQUISITIONS

Netcordia Acquisition

On May 1, 2010, we acquired all of the outstanding stock of Netcordia, a company engaged in building appliances that allow IT administrators to automate network change, manage configurations, improve regulatory and policy compliance and audit network infrastructure. Netcordia was founded in 2000 and was located in Annapolis, Maryland. This acquisition provided us with potential synergy by combining technology in two adjacent categories (IP Address Management and Network Change and Configuration Management) and allowing us to deliver new capabilities in an emerging market driven by virtualization and cloud services.

We accounted for the Netcordia acquisition using the acquisition method of accounting for business combinations. The acquisition agreement required that we issue 15% of our issued and outstanding capital stock on a fully diluted basis as consideration for the purchase of all Netcordia capital stock and any options or other rights to purchase securities of Netcordia.

The transaction was valued at $43.5 million, which included 1,602,543 shares of our common stock valued at $10.1 million, an aggregate of 12,734,005 shares of our Series F-1, F-2 and F-3 convertible preferred stock (collectively, “Series F”) valued at $29.6 million, assumed earned and vested options to purchase 281,666 shares of our common stock valued at $1.6 million, and warrants to purchase 336,488 shares of our common stock valued at $2.1 million. The value of all equity securities issued on the date of the acquisition was based on management’s determination of the aggregate equity value of our company as of April 30, 2010 using a weighted combination of the value indications under income and market approaches which was then allocated to each of our classes of stock using the Option Pricing Method, or the OPM. The OPM treats common stock and convertible preferred stock as call options on a business, with exercise prices based on the aggregate liquidation preferences of the convertible preferred stock. The common stock issued in the acquisition was valued at $6.33 per share and the shares of Series F convertible preferred stock were valued between $2.29 and $2.34, depending on the liquidation preference of the Series F issued (see Note 10).

We assumed Netcordia options entitling the holders to purchase shares of our common stock at a weighted-average exercise price of $0.69 per share. The fair value of the assumed options, both vested and unvested, was determined using the Black-Scholes option-pricing model with the following assumptions: zero dividend yield; expected volatility of 60%; a risk-free interest rate of 2.40%; and a weighted-average expected life of 4.43 years. The fair value of the assumed earned and vested options allocated to the purchase price was $1.6 million. The fair value of assumed unearned options was $1.3 million, which will be recognized as stock-based compensation over the period that the stock options are earned.

A summary of the total purchase price is as follows (in thousands):

Common stock	$10,145
Series F convertible preferred stock	29,590
Fair value of earned and vested options issued	1,632
Common stock warrants	2,130
Total purchase price	$43,497

The fair value of assets acquired and liabilities assumed was based on their estimated fair value as of May 1, 2010. The excess purchase price over those fair values was recorded as goodwill. The fair value assigned to intangible assets acquired was based on several factors, including valuations, estimates and assumptions.

Common Stock Warrants

In connection with the Netcordia acquisition we issued warrants to purchase 336,488 shares of our common stock at $0.07 per share to the holders of the Netcordia common stock warrants, of which 692 shares were unexercised as of July 31, 2012. The warrants were immediately exercisable. We determined the fair value of the warrants on the date of issuance to be $2.1 million or $6.33 per share, as determined by the BSM option-pricing model using the following assumptions: zero dividend yield; expected volatility of 60%; a risk-free interest rate of 2.5%; and a weighted-average contractual term of 8 years. All of these warrants were fully vested at the time of grant and were recorded in the purchase price accounting.

The following table summarizes the fair value of assets acquired and liabilities assumed (in thousands):

Cash and cash equivalents	$1,267
Accounts receivable, net	955
Other current assets	610
Property and equipment, net	373
Noncurrent assets	30
Other intangible assets:
Developed technology	3,700
Customer relationships	5,900
Trademarks	200
Non-compete agreements	1,500
Goodwill	32,064
Other accrued liabilities	(399)
Deferred revenue	(2,438)
Preferred stock warrant liability	(265)
Total purchase price	$43,497

Pursuant to the acquisition agreement, 10% of the aggregate common and Series F convertible preferred stock consideration was deposited in an escrow account as security for the satisfaction of indemnification claims, if any, made by us under the acquisition agreement. All of the consideration that was deposited in the escrow account was distributed to the Netcordia stockholders in May 2010.

Of the total purchase price, $11.3 million was allocated to identified intangible assets, including developed technology of $3.7 million, customer relationships of $5.9 million, trademarks of $0.2 and non-compete agreements of $1.5 million. We are amortizing these intangible assets on a straight-line basis over estimated useful lives ranging between one to six years. Amortization expense for these intangible assets amounted to $0.7 million, $2.8 million and $2.1 million for the years ended July 31, 2010, 2011 and 2012.

We recorded acquisition-related transaction costs of $0.6 million, which were included in general and administrative expenses during the year ended July 31, 2010 in the consolidated statements of operations.

Unaudited pro forma information

Supplemental information on an unaudited pro forma basis is presented below for the year ended July 31, 2010 (in thousands):

Year Ended July 31, 2010
(Unaudited)
Pro forma net revenue	$108,097
Pro forma loss from operations	$(466)
Pro forma net loss	$(2,169)

The unaudited pro forma financial information combines the results of operations of Infoblox Inc. and Netcordia as if the acquisition of Netcordia had occurred as of the beginning of the year ended July 31, 2010, or August 1, 2009. The pro forma results include the business combination accounting effects resulting from the acquisition such as the amortization charges from acquired intangible assets. The pro forma information presented does not purport to present what the actual results would have been had the acquisition actually occurred on August 1, 2009, nor is the information intended to project results for any future period. Further, the unaudited pro forma information excludes any benefits that may result from the acquisition due to synergies that were derived from the elimination of duplicative costs.

SolSoft Acquisition

On April 15, 2011, we acquired certain assets and certain liabilities of a company formerly named SolSoft S.A. (“SolSoft”) from LogLogic, Inc. (“LogLogic”). SolSoft was engaged in the design, deployment and documentation of security policies in single and multi-vendor networks. This acquisition provided us the ability to expand our product offerings into firewall products and software security. A member of our board of directors and representative of a venture capital firm stockholder was also a member of the board of directors of LogLogic.

We accounted for the SolSoft acquisition using the acquisition method of accounting for business combinations. We paid cash consideration of $2.2 million. The fair value of assets acquired and liabilities assumed was based on their estimated fair value as of April 15, 2011. The excess purchase price over those fair values was recorded as goodwill. The fair value assigned to intangible assets acquired was based on several factors, including valuations, estimates and assumptions.

The following table summarizes the fair value of assets acquired and liabilities assumed (in thousands):

Accounts receivable	$297
Property and equipment, net	35
Other intangible assets:
Developed technology	1,160
Customer relationships	660
Goodwill	485
Other accrued liabilities	(109)
Deferred revenue	(326)
Total purchase price	$2,202

Of the total purchase price, $1.8 million was allocated to identified intangible assets, including developed technology of $1.2 million and customer relationships of $0.7 million. We are amortizing these intangible assets on a straight-line basis over an estimated useful life of five to seven years. Amortization expense for these intangible assets amounted to $0.1 million and $0.3 million for the years ended July 31, 2011 and 2012.

We recorded acquisition-related transaction costs of $0.3, which were included in general and administrative expenses during the year ended July 31, 2011 in the consolidated statements of operations.

The historical financial results of the company formerly named SolSoft were insignificant in relation to our consolidated net revenue and net loss. As such, we have not provided additional historical pro forma acquisition information.

Acquisition of Certain Patents from Avaya, Inc.

On January 27, 2011, we acquired certain patents from Avaya, Inc. to complement our existing network solutions and technology patents. We paid cash consideration of $1.0 million to acquire these patents. Under the terms of the patent purchase agreement, Avaya and its authorized affiliates retain a perpetual, unrestricted, royalty-free, non-exclusive right to the patents but are not allowed to distribute or sell products containing the technology covered by the patents to certain restricted companies. The acquisition of the patents has been accounted for as a purchase of an asset and, accordingly, the total purchase price has been allocated to the patents acquired based on their respective fair values on the acquisition date.

As a result of the acquisition, we recorded intangible assets of $1.0 million, which was comprised of the patents. We are amortizing the value of these patents on a straight-line basis over an estimated useful life of six years. Amortization expense for these patents amounted to $0.1 million and $0.2 million for the years ended July 31, 2011 and 2012.

An immaterial amount of acquisition-related transaction costs were included in general and administrative expenses during the year ended July 31, 2011 in the consolidated statement of operations.

Goodwill and Intangible Assets	12 Months Ended
Jul. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
GOODWILL AND INTANGIBLE ASSETS
Goodwill
Goodwill is generally not deductible for tax purposes. The changes in the carrying value of goodwill during the years ended July 31, 2010 , 2011 and 2012, were as follows (in thousands):

Balance at July 31, 2009	$177
Netcordia acquisition (see Note 6)	32,064
Balance at July 31, 2010	32,241
SolSoft acquisition (see Note 6)	485
Balance at July 31, 2011 and 2012	$32,726

The gross carrying amount and accumulated amortization of our intangible assets other than goodwill were as follows (in thousands):

As of July 31, 2011	Amortization Period	Gross Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Amortization Period
Developed technology	5 to 6 years	$6,290	$(1,992)	$4,298	4.48 years
Customer relationships	2 to 7 years	6,574	(1,518)	5,056	4.11 years
Trademarks	6 years	200	(42)	158	4.75 years
Non-compete agreements	1.5 years	1,500	(1,250)	250	0.25 years
Patents	6 years	1,000	(83)	917	5.50 years
Total		$15,564	$(4,885)	$10,679

As of July 31, 2012	Amortization Period	Gross Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Amortization Period
Developed technology	5 to 6 years	$6,290	$(3,127)	$3,163	3.73 years
Customer relationships	2 to 7 years	6,574	(2,795)	3,779	3.16 years
Trademarks	6 years	200	(75)	125	3.75 years
Non-compete agreements	1.5 years	1,500	(1,500)	—	—
Patents	6 years	1,000	(250)	750	4.50 years
Total		$15,564	$(7,747)	$7,817

We recognized intangible asset amortization expense in the consolidated statements of operations as follows (in thousands):

	Year Ended July 31,
	2010	2011	2012
Cost of products and licenses revenue	$440	$1,059	$1,302
Sales and marketing	553	2,243	1,560
Total intangible asset amortization expense	$993	$3,302	$2,862

As of July 31, 2012, estimated amortization expense related to our identifiable acquisition-related intangible assets in future periods is as follows (in thousands):

Fiscal Year Ending July 31,	Estimated Amortization Expense
2013	$2,323
2014	2,323
2015	2,028
2016	903
Thereafter	240
Total	$7,817

Commitments and Contingencies	12 Months Ended
Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
COMMITMENTS AND CONTINGENCIES

Operating Leases

We have entered into non-cancelable operating leases for facilities that expire at various dates through January 31, 2021. Rent under the agreements is expensed to operations on a straight-line basis over the terms of the leases. The aggregate future non-cancelable minimum lease payments for our operating leases as of July 31, 2012 and including the new lease for an office space which will house our new corporate headquarters consist of the following:

Fiscal Year Ending July 31,	Operating Leases
2013	$3,146
2014	4,213
2015	4,102
2016	4,092
2017	4,062
2018 and Thereafter	13,227
Total	$32,842

Rent expense for all operating leases amounted to $1.2 million, $1.8 million and $2.0 million during the years ended July 31, 2010, 2011 and 2012.

Our current headquarters, consisting of approximately 63,000 square feet of space in Santa Clara, California, is leased through March 2013. On May 25, 2012, we entered into a new lease agreement, pursuant to which we will lease an office space located in Santa Clara, California consisting of 127,000 square feet for an initial term of eight years commencing on February 2013. This new office building will house our new corporate headquarters, which we expect to begin occupying in February 2013. The annual base rent for the new office lease ranges from approximately $3.2 million to $3.9 million over the term of the lease and we are also responsible for the payment of certain operating expenses, including utilities and real estate taxes. Pursuant to the terms of the lease agreement, we were obligated to provide a standby letter of credit in the amount of approximately $3.2 million as collateral for our full performance. In connection with this new office, we are entitled to receive from the landlord leasehold incentives of approximately $6.0 million to make leasehold improvements to the leased properties.

In connection with leases for office space, we received from our lessors leasehold incentives of $0.7 million during the year ended July 31, 2011 to make leasehold improvements to the leased properties. We have recorded the leasehold incentives as a leasehold improvement within property and equipment, net and as deferred rent within other liabilities on the consolidated balance sheets. The deferred rent liability is being amortized to rent expense over the terms of the leases on a straight-line basis. The leasehold improvements are being amortized to expense over the shorter of the period from when the improvements were placed into service until the end of their respective useful lives or the lease terms.

Contract Manufacturer Commitments

The independent contract manufacturer that provides substantially all of our manufacturing, repair and supply chain operations procures components and builds our products based on our forecasts. These forecasts are based on estimates of future demand for our products, which are in turn based on historical trends and an analysis from our sales and marketing organizations, adjusted for overall market conditions. In order to reduce manufacturing lead times and plan for adequate component supply, we may issue purchase orders to this independent contract manufacturer which may not be cancelable. As of July 31, 2011 and 2012, we had $1.0 million and $3.1 million of open purchase orders with this independent contract manufacturer that may not be cancelable.

Additionally, we recorded a charge of $0.4 million in 2012 for non-cancelable purchase commitments to our contract manufacturer for inventory which we deemed as excess and obsolete. No such charge was recorded in fiscal 2010 or 2011. This amount was recognized in products and licenses cost of revenue in the consolidated statements of operations for the year ended July 31, 2012.
 Guarantees

We have entered into agreements with some of our customers that contain indemnification provisions relating to potential situations where claims could be alleged that our products infringe the intellectual property rights of a third party. We have at our option and expense the ability to repair any infringement, replace product with a non-infringing equivalent-in-function product, or refund our customers the unamortized value of the product based on its estimated useful life, typically five years. Other guarantees or indemnification arrangements include guarantees of product and service performance and standby letters of credit for lease facilities and corporate credit cards. We have not recorded a liability related to these indemnification and guarantee provisions, and our guarantees and indemnification arrangements have not had any significant impact on our consolidated financial statements to date.

Loss Contingencies

We are subject to the possibility of various loss contingencies arising in the ordinary course of business. An estimated loss contingency is accrued when it is probable that an asset has been impaired or a liability has been incurred and the amount can be reasonably estimated. We regularly evaluate current information available to management to determine whether such accruals should be adjusted and whether new accruals are required in the periods presented.

In addition, we may become involved in disputes, litigation and other legal actions in the normal course of business. We record a charge equal to at least the minimum estimated liability for a loss contingency only when both of the following conditions are met: (i) information available prior to issuance of the consolidated financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements and (ii) the range of loss can be reasonably estimated. However, the actual liability in any such litigation may be materially different from our estimates, which could result in the need to record additional expenses. For some matters, the amount of liability is not probable or the amount cannot be reasonably estimated and therefore accruals have not been made. However, where a liability is reasonably possible and material, such matters have been disclosed.

Legal Proceedings

From time to time, we are subject to various legal proceedings, claims and litigation arising in the ordinary course of business. We do not believe we are party to any currently pending legal proceedings the outcome of which would have a material adverse effect on our financial position, results of operations or cash flows. There can be no assurance that existing or future legal proceedings arising in the ordinary course of business or otherwise will not have a material adverse effect on our financial position, results of operations or cash flows.

During fiscal 2011 and 2012, we were engaged in patent litigation with BlueCat Networks (USA), Inc. and BlueCat Networks, Inc. (collectively “BlueCat”) involving claims for infringement of certain of our patents and counterclaims by BlueCat for infringement of certain of their patents, referred to herein as the “BlueCat Litigation.”
On December 15, 2011, we and BlueCat entered into a settlement agreement pursuant to which all claims asserted in the multiple patent litigations between us and BlueCat in the BlueCat Litigation were dismissed without prejudice and the parties released claims of any past, present or future infringement of the patents asserted in the BlueCat Litigation and any patents related thereto. The settlement agreement also provides that, among other things, the parties will not commence patent litigation against each other on any other patents until at least December 15, 2016, and no damages will accrue related to the infringement of any patents through that date. There can be no assurance that patent litigation between the parties will not occur in the future. In addition, a party may reassert the claims of infringement it released under the settlement agreement (and seek past damages) if the other party commences patent litigation against that party after December 15, 2016, and the settlement agreement also would terminate if a third party asserts a claim for infringement of any patent released under the settlement agreement.

Common Stock Reserved for Issuance	12 Months Ended
Jul. 31, 2012
Equity [Abstract]
Common Stock Reserved for Issuance
COMMON STOCK RESERVED FOR ISSUANCE

We had reserved shares of common stock, on an as-converted basis, for future issuance as follows:

	As of July 31,
	2011	2012
Conversion of outstanding Series A convertible preferred stock	4,368	—
Conversion of outstanding Series B convertible preferred stock	8,109	—
Conversion of outstanding Series C convertible preferred stock	8,696,095	—
Conversion of outstanding Series D convertible preferred stock	5,444,241	—
Conversion of outstanding Series E convertible preferred stock	8,443,888	—
Conversion of outstanding Series F-1 convertible preferred stock	935,383	—
Conversion of outstanding Series F-2 convertible preferred stock	2,233,132	—
Conversion of outstanding Series F-3 convertible preferred stock	1,076,147	—
Outstanding convertible preferred stock warrants	56,505	—
Outstanding stock options	9,566,792	11,847,046
Shares reserved for future grants	193,268	4,640,628
Shares reserved for employee stock purchase plan	—	1,500,000
Outstanding restricted stock units	—	35,550
Outstanding common stock warrants	336,488	22,831
	36,994,416	18,046,055

Concurrent with the closing of the IPO in April 2012, all shares of our outstanding convertible preferred stock automatically converted into 26,841,363 shares of common stock and all shares of outstanding convertible preferred stock warrants converted to common stock warrants.

Convertible Preferred Stock	12 Months Ended
Jul. 31, 2012
Equity [Abstract]
Convertible Preferred Stock
CONVERTIBLE PREFERRED STOCK

As previously mentioned, concurrent with the closing of the IPO in April 2012, all shares of our outstanding convertible preferred stock automatically converted into 26,841,363 shares of common stock. As such, no shares of convertible preferred stock were authorized, issued and outstanding as of July 31, 2012.
Our convertible preferred stock as of July 31, 2011 consisted of the following (in thousands, except for number of shares):

Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preferences
Series A	1,314	1,311	$1,739	$1,197
Series B	27,060	24,329	1,977	2,000
Series C	29,197,081	26,088,294	7,922	8,113
Series D	17,000,000	16,332,746	22,285	22,376
Series E	26,000,000	25,331,709	43,993	44,021
Series F-1	2,833,043	2,806,150	6,425	3,000
Series F-2	6,738,927	6,699,401	15,610	10,000
Series F-3	3,331,552	3,228,454	7,555	5,010
	85,128,977	80,512,394	$107,506	$95,717

    In connection with our acquisition of Netcordia in May 2010, we issued an aggregate of 12,734,005 shares of our Series F-1, Series F-2 and Series F-3 convertible preferred stock, with an aggregate fair value of $29.6 million. Please refer to Note 6 for more details on the Netcordia acquisition.

The holders of convertible preferred stock had various rights, preferences and privileges as follows:
Conversion Rights
Each share of convertible preferred stock was convertible at the option of the holder into the number of shares of common stock determined by dividing the original issue price by the applicable initial conversion price.
Voting Rights
Each share of convertible preferred stock had a number of votes equal to the number of shares of common stock into which it was convertible.
Dividend Rights
The holders of each share of Series A, Series B, Series C, Series D, Series E, Series F-1, Series F-2 and Series F-3 would have been entitled to noncumulative dividends, as and if declared by our board of directors, at an annual rate equal to 8% of the original issue price per share, in preference to the declaration or payment of any dividend on common stock. After the payment of these dividends, any additional dividends or distributions would be distributed among all holders of common stock and convertible preferred stock in proportion to the number of shares of common stock that would be held by each holder if all shares of convertible preferred stock were converted to common stock at the then-effective conversion rates.
We recorded the convertible preferred stock at fair value on the dates of issuance, net of issuance costs. Shares of our convertible preferred stock were not currently redeemable. We classified the convertible preferred stock outside of stockholders’ deficit because, in the event of certain “liquidation events” that were not solely within our control (including merger, acquisition or sale of all or substantially all of our assets), the shares would have become redeemable at the option of the holders. We did not adjust the carrying values of the convertible preferred stock to the deemed liquidation values of such shares since a liquidation event was not probable at any of the balance sheet dates.

Convertible Preferred Stock Warrants	12 Months Ended
Jul. 31, 2012
Equity [Abstract]
Convertible Preferred Stock Warrants
CONVERTIBLE PREFERRED STOCK WARRANTS

In connection with the Netcordia acquisition in May 2010, we issued warrants to purchase 169,517 shares of our Series F convertible preferred stock to holders of Netcordia preferred stock warrants. Concurrent with the closing of the IPO in April 2012, all shares of outstanding convertible preferred stock warrants converted to common stock warrants, of which 22,139 shares were unexercised as of July 31, 2012. As such, the fair value of convertible preferred stock warrants liability of $0.8 million was reclassified to additional paid in capital in the third quarter of 2012. The fair value of the convertible preferred stock warrant liability was estimated to be $0.4 million as of July 31, 2011. The change in the fair value of the convertible preferred stock warrants resulted in a loss of $0.1 million and $0.4 million and during the years ended July 31, 2011 and 2012, which was included in other expense, net in the consolidated statements of operations.

     There were no issuances of convertible preferred stock warrants during the year ended July 31, 2011 or 2012.

We determined the fair value of the warrants using the BSM option pricing model with the following assumptions:

	Year Ended July 31,
	2010	2011	2012
Expected term (in years)	3 – 8	2 – 7	1-7
Risk-free interest rate	2.5%	1.35% – 1.65%	0.83% – 0.96%
Expected volatility	60%	60%	56% – 57%
Dividend rate	—%	—%	—%

Employee Benefit Plans	12 Months Ended
Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS

Share-based Compensation Plans

Our share-based compensation plans include the 2012 Equity Incentive Plan (the “2012 Plan”), the 2005 Stock Plan (the “2005 Plan”), the 2003 Stock Plan (the “2003 Plan”), the 2000 Stock Plan (the “2000 Plan”) (collectively the “Plans”) and the 2012 Employee Stock Purchase Plan. Under these plans, we have granted (or in the case of acquired plans, assumed) stock options, ESPP awards and RSUs.

2012 Equity Incentive Plan
In April 2012, our board of directors approved and we adopted the 2012 Plan. Under the 2012 Plan, we have the ability to issue incentive stock options (“ISOs”), nonstatutory stock options (“NSOs”), restricted stock units, restricted stock awards (“RSAs”), stock appreciation rights (“SARs”), stock bonus awards or performance awards. ISOs may be granted to employees with exercise prices not less than the fair value of the common stock on the grant date as determined by the board of directors, and NSOs may be granted to employees, directors or consultants at exercise prices not less than 85% of the fair value of the common stock on the grant date as determined by the board of directors. If, at the time we grant an option, the optionee directly or by attribution owns stock possessing more than 10% of the total combined voting power of all classes of our stock, the exercise price must be at least 110% of the fair value of the common stock on the grant date as determined by the board of directors. Options, RSUs, RSAs, SARs, stock bonus awards and performance award may be granted with vesting terms as determined by the board of directors and expire no more than ten years after the date of grant or earlier if employment or service is terminated. As of July 31, 2012, 4.6 million shares were available for grant under the 2012 Plan.

2005 Stock Plan

In connection with the acquisition of Netcordia, our board of directors approved and we adopted the 2005 Plan in May 2010. The 2005 Plan was established to assume all the outstanding Netcordia options at the closing of the acquisition.

Stock options granted under the 2005 Plan were either ISOs or NSOs. ISOs were granted to employees with exercise prices not less than the fair value of the common stock on the grant date as determined by the board of directors, and NSOs were granted to employees, directors or consultants at exercise prices as determined by the board of directors. If, at the time we granted an option, the optionee directly or by attribution owned stock possessing more than 10% of the total combined voting power of all classes of our stock, the exercise price was at least 110% of the fair value of the common stock on the grant date as determined by the board of directors. Options were granted with vesting terms as determined by the board of directors. Options expire no more than ten years after the date of grant or earlier if employment or service is terminated. There are currently no shares available for grant under the 2005 Plan and all outstanding options would continue to be governed and remain outstanding in accordance with their existing terms.

2003 Stock Plan

In March 2003, our board of directors approved and we adopted the 2003 Plan. Stock options granted under the 2003 Plan were either ISOs or NSOs. ISOs were granted to employees with exercise prices not less than the fair value of the common stock on the grant date as determined by the board of directors, and NSOs were granted to employees, directors or consultants at exercise prices not less than 85% of the fair value of the common stock on the grant date as determined by the board of directors. If, at the time we grant an option, the optionee directly or by attribution owned stock possessing more than 10% of the total combined voting power of all classes of our stock, the exercise price was at least 110% of the fair value of the common stock on the grant date as determined by the board of directors. Options were granted with vesting terms as determined by the board of directors. Options expire no more than ten years after the date of grant or earlier if employment or service is terminated. As of April 20, 2012, no shares were available for grant under the 2003 Plan and all outstanding options would continue to be governed and remain outstanding in accordance with their existing terms. In addition, any shares subject to outstanding awards under the 2003 Plan that are issuable upon the exercise of options that expire or become unexercisable for any reason without having been exercised in full will be available for future grant and issuance under the 2012 Plan.

2000 Stock Plan

In April 2000, our board of directors approved and we adopted the 2000 Plan. It was subsequently amended on April 4, 2003.

Stock options granted under the 2000 Plan were either ISOs or NSOs. ISOs were granted to employees with exercise prices not less than the fair value of the common stock on the grant date as determined by the board of directors, and NSOs were granted to employees, directors or consultants at exercise prices as determined by the board of directors. If, at the time we grant an option, the optionee directly or by attribution owned stock possessing more than 10% of the total combined voting power of all classes of our stock, the exercise price was at least 110% of the fair value of the common stock on the grant date as determined by the board of directors. Options were granted with vesting terms as determined by the board of directors. Options expire no more than ten years after the date of grant or earlier if employment or service is terminated. As of April 20, 2012, no shares were available for grant under the 2000 Plan and all outstanding options would continue to be governed and remain outstanding in accordance with their existing terms.

Employee Stock Purchase Plan
Concurrent with the effectiveness of our registration statement on Form S-1 on April 19, 2012, the ESPP became effective. The ESPP allows eligible employees to purchase shares of the Company’s common stock at a discount through payroll deductions of up to 15% of their eligible compensation, subject to plan limitations. The ESPP provides for a 24-month offering period comprised of four purchase periods of approximately six months. Employees are able to purchase shares at 85% of the lower of the fair market value of the Company’s common stock (i) at the date of commencement of the offering period or (ii) at the last day of the purchase period. There have been no shares purchased by employees under the ESPP. The first purchase under our ESPP will be in December 2012. As of July 31, 2012, 1.5 million shares were available for future issuance under the ESPP.

The following table summarizes the stock-based compensation expense by line item in the Consolidated Statements of Operations (in thousands):

	Year Ended July 31,
	2010	2011	2012
Cost of revenue	$146	$283	$700
Research and development	580	1,126	2,363
Sales and marketing	1,311	2,546	5,409
General and administrative	651	1,178	2,180
Total stock-based compensation	$2,688	$5,133	$10,652

The following table summarizes the unrecognized stock-based compensation balance, net of estimated forfeitures, by type of awards as of July 31, 2012:

	As of July 31, 2012	Weighted-Average Amortization Period
	(In thousands)	(In years)
Stock options	$22,900	2.84
ESPP	6,934	1.19
Restricted stock units	566	3.92
Total unrecognized stock-based compensation balance	$30,400	2.48

Determination of Fair Value

The estimated grant date fair value of all our equity-based awards was calculated using the BSM option-pricing model, based on the following assumptions:

	Year Ended July 31,
	2010	2011	2012
Employee Stock Options:
Expected term (in years)	6.08	6.08	6.08
Risk-free interest rate	1.98%	1.73%	0.9%
Expected volatility	60%	60%	56%
Dividend rate	—%	—%	—%
Weighted average fair value per share	$3.07	$4.74	$5.75

ESPP:
Expected term (in years)	—	—	0.67 – 2.17
Risk-free interest rate	—%	—%	0.15% – 0.31%
Expected volatility	—%	—%	53% – 58%
Dividend rate	—%	—%	—%
Weighted average fair value per share	—	—	$9.40

Pre-IPO Common Stock Valuations
For all option grants prior to our IPO of common stock, the fair value of the common stock underlying the option grants was determined by our board of directors, with the assistance of management, which intended all options granted to be exercisable at a price per share not less than the per share fair value of our common stock underlying those options on the date of grant. Because there was no public market before our IPO for our common stock, our board of directors determined the fair value of the common stock at the time of grant of the option by considering a number of objective and subjective factors, including valuations of comparable companies, sales of our convertible preferred stock to unrelated third parties, operating and financial performance, the lack of liquidity of our capital stock and general and industry specific economic outlook. We did not grant stock options with an exercise price that was less than the fair value of the underlying common stock as determined at the time of grant by our board of directors. The fair value of the underlying common stock was determined by our board of directors until our IPO.

Post-IPO Common Stock Valuations
Following our IPO, we established a policy of using the closing sale price per share of our common stock as quoted on the New York Stock Exchange on the date of grant for purposes of determining the exercise price per share of our options to purchase common stock.
The fair value of each grant of stock options was determined using the BSM option pricing model and assumptions discussed below. Each of the fair value inputs is subjective and generally requires significant judgment to determine.

Expected Term-The expected term represents the period that our stock-based awards are expected to be outstanding. For option grants that are considered to be “plain vanilla,” we determine the expected term using the simplified method as provided by the SEC. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options. For other option grants, we estimate expected term using historical data on employee exercises and post-vesting employment termination behavior taking into account the contractual life of the award. The expected term for the ESPP is based on the term of the purchase period.

Risk-Free Interest Rate-The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the option's expected term.

Expected Volatility-Since we only have a short trading history of our common stock, the expected volatility was derived from the average historical stock volatilities of several unrelated public companies within our industry that we consider to be comparable to our business over a period equivalent to the expected term of the stock option grants.

Dividend Rate-The expected dividend is based on our history and expected dividend payouts. The expected dividend yield is zero as the Company has historically paid no dividends and does not anticipate dividends to be paid in the future.

Forfeiture Rate-We estimate our forfeiture rate based on an analysis of our actual forfeitures and will continue to evaluate the adequacy of the forfeiture rate based on actual forfeiture experience, analysis of employee turnover behavior and other factors. The impact from any forfeiture rate adjustment would be recognized in full in the period of adjustment, and if the actual number of future forfeitures differs from our estimates, we might be required to record adjustments to stock-based compensation in future periods.

Stock Option Activities

The following table summarizes the stock option activity and related information as of and for the three years ended July 31, 2012 under our Plans:

	Options Outstanding
	Number of Shares Underlying Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding as of July 31, 2009	5,903,063	$1.67	6.90	$2,689
Options granted	4,559,765	4.33
Options exercised	(712,585)	1.11
Options forfeited/expired	(369,837)	3.22
Outstanding as of July 31, 2010	9,380,406	$2.94	7.50	$32,237
Options granted	2,214,969	8.46
Options exercised	(1,558,600)	0.76
Options forfeited/expired	(469,983)	5.32
Outstanding as of July 31, 2011	9,566,792	$4.46	7.63	$50,224
Options granted	3,274,557	10.84
Options exercised	(629,244)	3.58
Options forfeited/expired	(365,059)	7.89
Outstanding as of July 31, 2012	11,847,046	$6.16	7.30	$176,037
Vested and expected to vest - July 31, 2012	11,237,592	$5.97	7.21	$169,128
Exercisable - July 31, 2012	6,103,203	$3.58	5.94	$106,454

The aggregate intrinsic value represents the difference between the Company's closing stock price on the last trading day of the period and the exercise price multiplied by the number of the related options. The pre-tax intrinsic value of options exercised, representing the difference between the fair market value of the Company's common stock on the date of the exercise and the exercise price of each option, was $2.7 million, $12.6 million and $5.9 million for 2010, 2011 and 2012. Total grant date fair value of options vested during 2010, 2011 and 2012 was $1.6 million, $4.7 million and $6.7 million.

As of July 31, 2011 and 2012, 56,585 and 52,365 shares of common stock issued under the 2003 Plan remained subject to repurchase rights due to the early exercise of stock options. As of July 31, 2011 and 2012, our repurchase price relating to common stock subject to repurchase was $0.2 million and $0.3 million. These amounts were included as part of accounts payable and accrued liabilities and other liabilities on the consolidated balance sheets. The exercise of these options has been included in the option activity table above.

The following table summarizes information about stock options outstanding and exercisable under the Plans as of July 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number of Shares Underlying Outstanding Options	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price per Share	Number of Shares Underlying Exercisable Options	Weighted-Average Exercise Price per Share
		(In Years)
$0.12 – $1.68	1,802,248	3.89	$1.32	1,777,657	$1.33
$1.71 - $2.49	1,494,623	5.60	$2.13	1,348,328	$2.14
$2.94 – $3.36	558,274	5.74	$3.18	558,274	$3.18
$4.53	2,013,560	7.58	$4.53	1,184,741	$4.53
$6.33	1,363,354	7.88	$6.33	677,534	$6.33
$7.08	215,848	8.35	$7.08	83,474	$7.08
$9.12	1,544,705	9.05	$9.12	62,685	$9.12
$9.33 - $9.66	1,219,563	8.57	$9.54	400,677	$9.53
$9.78 - $16.00	1,584,735	9.60	$12.37	9,397	$10.67
$17.48 - $246.60	50,136	9.34	$20.42	436	$246.60
	11,847,046	7.30	$6.16	6,103,203	$3.58

Restricted Stock Units Activities

RSUs generally vest ratably over a period of four years from the date of grant subject to the employee’s continuing service to the Company over that period. Until vested, RSUs do not have the voting and dividend participation rights of common stock and the shares underlying the awards are not considered issued and outstanding. RSUs are converted into shares of the Company’s common stock upon vesting on a one-for-one basis. The cost of the RSUs is determined using the fair value of the Company’s common stock on the date of the grant. Compensation is recognized on a straight-line basis over the requisite service period of each grant adjusted for estimated forfeitures.

As we just started granting RSUs in 2012, there were no RSUs outstanding prior to 2012. During 2012, we granted 35,550 RSUs, which all remained outstanding as of July 31, 2012, with a weighted-average grant date fair value per share of $18.68. There were no RSUs which vested nor forfeited or cancelled during the year ended July 31, 2012.

Shares Available for Grant
The following table presents the stock grant activity and the total number of shares available for grant under the 2012 Plan as of July 31, 2012:

2012 Plan
Available at August 1, 2011	—
Authorized (1)	5,025,101
Options granted	(487,695)
RSUs granted	(35,550)
Options forfeited/expired(2)	138,772
Balance at July 31, 2012	4,640,628

(1)
Shares of common stock reserved for issuance under the 2012 Equity Incentive Plan consist of (a) 5,000,000 shares of common stock reserved for future issuance under the 2012 Plan and (b) 25,101 shares of common stock previously reserved but unissued under the 2003 Plan on the effective date of the 2012 Plan that are now available for issuance under the 2012 Plan. In addition, any shares subject to outstanding awards under the 2003 Plan that are issuable upon the exercise of options that expire or become unexercisable for any reason without having been exercised in full will be available for future grant and issuance under the 2012 Plan.

(2)	Includes canceled or expired options under the 2003 Plan that expired unexercised which become available for grant under the 2012 Plan according to its terms.

Employee 401(k) Plan

We have a qualified contributory savings plan under Section 401(k) of the Internal Revenue Code covering substantially all of our United States employees. Each participant in the plan could elect to contribute up to $16,500 of his or her annual compensation to the plan for each of the calendar years 2010 and 2011 and up to $17,000 in 2012. Individuals who were 50 or older could contribute up to $22,000 of their annual income. Although the plan provides for a discretionary employer matching contribution, to date we have not made such a contribution on behalf of employees.

Income Taxes	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
INCOME TAXES

Our geographical breakdown of income (loss) before provision for income taxes for the years ended July 31, 2010, 2011, and 2012 is as follows (in thousands):

	Year Ended July 31,
	2010	2011	2012
Domestic	$8,190	$(5,218)	$(9,203)
International	(191)	698	1,737
Income (loss) before provision for income taxes	$7,999	$(4,520)	$(7,466)

 The components of the provision for income taxes are as follows (in thousands):

	Year Ended July 31,
	2010	2011	2012
Current:
Foreign	$337	$327	$751
State	431	381	360
Federal	243	163	(353)
Total current	1,011	871	758
Deferred:
Foreign	—	(69)	(14)
Provision for income taxes	$1,011	$802	$744

The reconciliation of the statutory federal income tax and our effective income tax is as follows (in thousands):

	Year Ended July 31,
	2010	2011	2012

Tax at statutory federal rate	$2,800	$(1,582)	$(2,613)
State tax—net of federal benefit	280	248	230
Stock-based compensation and other permanent items	(1,379)	1,241	2,710
Change in valuation allowance	(1,340)	1,128	1,017
R&D credit	—	(425)	(382)
Alternative minimum tax	243	163	(353)
Foreign rate differential	404	14	130
Other	3	15	5
Provision for income taxes	$1,011	$802	$744

The components of the deferred tax assets, net are as follows (in thousands):

	As of July 31,
	2011	2012
Deferred tax assets:
Net operating loss carryforwards	$32,327	$26,282
Deferred revenue	4,604	7,016
Tax credit carryforwards	3,237	3,726
Accruals, reserves and other	2,740	3,631
Stock-based compensation	1,490	2,944
Gross deferred tax asset	44,398	43,599
Valuation allowance	(40,518)	(40,571)
Total deferred tax asset	3,880	3,028

Deferred tax liabilities:
Other identified intangibles	(2,885)	(2,017)
Other fixed assets depreciation	(926)	(928)
Total deferred tax liability	(3,811)	(2,945)
Net deferred tax assets	$69	$83

Recognition of deferred tax assets is appropriate when realization of these assets is more-likely-than-not. Based upon the weight of available evidence, which includes our historical operating performance and our ability to generate sufficient U.S. taxable income in the future, we recorded a full valuation allowance of $40.5 million and $40.6 million against the net U.S. deferred tax assets as of July 31, 2011 and 2012. The net valuation allowance increased by $0.1 million during the year ended July 31, 2012. The need for valuation allowance is subject to adjustment in future periods if sufficient positive evidence exists to support reversal.

As of July 31, 2012, we had U.S. federal net operating loss carryforwards of $72.9 million and California net operating loss carryforwards of $41.9 million. The federal net operating loss carryforwards will expire at various dates beginning in the year ending July 31, 2024 if not utilized. The California net operating loss carryforwards will expire at various dates beginning in the year ending July 31, 2018 if not utilized. Additionally, as of July 31, 2012, we had U.S. federal and California research and development credit carryforwards of $3.1 million and $2.5 million. The federal credit carryforwards will begin to expire at various dates beginning in 2023 while the California credit carryforwards can be carried over indefinitely.

Net operating losses of approximately $5.0 million have not been included in the deferred tax asset table above as these net operating losses are attributable to excess tax benefits associated with share-based payment grants. These benefits will not be recognized in the financial statements until they result in a reduction in taxes on a tax return. When recognized in the financial statements, the tax benefit will be recorded to stockholders' equity (deficit). During the year ended 2011, we recognized approximately 0.1 million of excess tax benefits which resulted in a credit to stockholders' equity (deficit). Excess tax benefits associated with share-based payment grants were insignificant in 2012.

Utilization of our net operating loss and credit carryforwards may be subject to a substantial annual limitation provided for in the Internal Revenue Code and similar state codes. Such annual limitation could result in the expiration of net operating loss and credit carryforwards before utilization. We do not believe that such limitation rules will have a material impact on the financial statements.

Our policy with respect to our undistributed foreign subsidiaries' earnings is to consider those earnings to be indefinitely reinvested and, accordingly, no related provision for U.S. federal and state income taxes has been provided. Upon distribution of those earnings in the form of dividends or otherwise, we may be subject to both U.S. income taxes (subject to an adjustment for foreign tax credits) and withholding taxes in the various countries. At July 31, 2012, the undistributed earnings approximated $1.8 million. The determination of the future tax consequence of the remittance of these earnings is not practicable.

For the years ended July 31, 2010, 2011 and 2012, our provision for income taxes differed from the statutory amount primarily due to U.S. and foreign taxes currently payable and no benefit for current year losses due to maintaining a full valuation allowance against the U.S. net deferred tax assets. Our provisions for income taxes in 2010, 2011 and 2012 were $1.0 million, $0.8 million and $0.7 million. Our effective tax rates for 2010, 2011 and 2012 were 12.6%, (17.7%) and (10.0%). Our provisions in 2010 and 2011 consisted of federal alternative minimum tax, state and foreign taxes. The changes in both our provision for income taxes and our effective tax rate from 2010 to 2011 were principally attributable to the $12.5 million decrease in pre-tax income from 2010 to 2011.

The changes in both our provision for income taxes and our effective tax rate from 2011 to 2012 were principally attributable to the $0.4 million tax benefit due to a favorable ruling received from the IRS offset by higher foreign income tax in 2012. Due to the full valuation allowance recorded against federal and state deferred tax assets, our provision for income taxes in 2012 consisted primarily of current tax provision for state and foreign taxes.

Uncertain Tax Positions

As of July 31, 2010, 2011 and 2012, and we had gross unrecognized tax benefits of $0.8 million, $1.0 million and $1.3 million. These amounts are related to certain deferred tax assets with a corresponding valuation allowance. If recognized, the impact on our effective tax rate would not be material due to the full valuation allowance. We have not accrued interest and penalties related to unrecognized tax benefits reflected in the consolidated financial statements during the years ended July 31, 2010, 2011 and 2012. Our policy for classifying interest and penalties associated with unrecognized income tax benefits is to include such items in income tax expense.

The following table summarizes the activity related to the unrecognized tax benefits (in thousands):

	Year Ended July 31,
	2010	2011	2012
Gross unrecognized tax benefits beginning balance	$665	$791	$998
Increases related to tax positions taken during current year	126	241	200
Increases/(Decreases) related to tax positions from prior years	—	(34)	144
Gross unrecognized tax benefits	$791	$998	$1,342

We believe that there will not be any significant changes in our unrecognized tax benefits in the next 12 months.

We are subject to taxation in the United States, various states and several foreign jurisdictions. We are not currently under examination in any major jurisdiction.

Segment Information	12 Months Ended
Jul. 31, 2012
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION

We operate as one reportable segment. The following table represents net revenue based on the customer’s location, as determined by the customer’s shipping address (in thousands):

	Year Ended July 31,
	2010	2011	2012
Americas	$62,620	$82,730	$108,660
Europe, Middle East and Africa	29,266	35,190	40,666
Asia Pacific	10,282	14,915	19,920
Total net revenue	$102,168	$132,835	$169,246

Included within the Americas total in the above table was revenue from sales in the U.S. of $60.3 million, $77.7 million and $100.6 million during the years ended July 31, 2010, 2011 and 2012. Aside from the U.S., no other country comprised 10% of our net revenue for the years ended July 31, 2010, 2011 or 2012.

Our property and equipment, net by location is summarized as follows (in thousands):

	As of July 31,
	2011	2012
Americas	$4,859	$6,180
Asia Pacific	141	194
Europe, Middle East and Africa	87	124
	$5,087	$6,498

Included within the Americas total in the above table was property and equipment, net in the U.S. of $4.7 million and $6.1 million as of July 31, 2011and 2012.

Description of the Business and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jul. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and include all adjustments necessary for the fair presentation of our consolidated financial position, results of operations and cash flows for the periods presented. The accompanying consolidated financial statements include the accounts of Infoblox Inc. and our wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates

The preparation of the accompanying consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Those management estimates and assumptions affect revenue recognition, determination of fair value of stock-based awards, valuation of goodwill and intangible assets acquired, impairment of goodwill and other intangible assets, amortization of intangible assets, contingencies and litigation, accounting for income taxes, including the valuation reserve on deferred tax assets and uncertain tax positions, allowances for doubtful accounts, warranty reserve and sales returns and valuation of inventory. We evaluate our estimates and assumptions on an ongoing basis using historical experience and other factors and adjust those estimates and assumptions when facts and circumstances dictate. As future events and their effects cannot be determined with precision, actual results could differ from these estimates and assumptions, and those differences could be material to the consolidated financial statements.

Concentration of Supply Risk with Contract Manufacturer
Concentration of Supply Risk with Contract Manufacturer

We outsource substantially all of our manufacturing, repair and supply chain management operations to one independent contract manufacturer. The inability of the manufacturer to fulfill our supply requirements could have a material and adverse effect on our business and consolidated financial statements.

In addition, our independent contract manufacturer procures components and manufactures our products based on our demand forecasts. These forecasts are based on our estimates of future demand for our products, which are in turn based on historical trends and an analysis from our sales and marketing organizations, adjusted for overall market conditions. We may be subject to the requirement to purchase inventory or to pay additional fees to the contract manufacturer if there is a significant difference in scheduled shipments or if the contract manufacturer holds inventory longer than a specified period.

Concentrations of Credit Risk
Concentrations of Credit Risk

Financial instruments that potentially subject us to concentrations of credit risk consist of cash, cash equivalents, restricted cash and accounts receivable. Our cash, cash equivalents and restricted cash are invested in high-credit quality financial instruments held mainly in two US banks. Such deposits may be in excess of insured limits provided on such deposits.

We mitigate credit risk in respect to accounts receivable by performing ongoing credit evaluations of our customers and maintaining a reserve for potential credit losses. In addition, we generally require our customers to prepay for maintenance and support services to mitigate the risk of uncollectible accounts receivable.

Reverse Stock Split
Reverse Stock Split

On April 3, 2012, our board of directors approved a 1-for-3 reverse split of our common stock, which became effective on April 10, 2012. Upon the effectiveness of the reverse stock split, (i) every three shares of outstanding common stock were decreased to one share of common stock, (ii) the number of shares of common stock into which each outstanding option to purchase common stock is exercisable have been proportionally decreased on a 1-for-3 basis, (iii) the exercise price of each outstanding option to purchase common stock have been proportionately increased, and (iv) the conversion ratio for each share of preferred stock outstanding have been proportionately reduced. All of the share numbers, share prices, and exercise prices have been adjusted within these financial statements, on a retroactive basis, to reflect this 1-for-3 reverse stock split.

Fair Value Measurement
Fair Value Measurement

We measure and report our financial assets and liabilities, which consist or have consisted of cash, cash equivalents, restricted cash and convertible preferred stock warrant liability, at fair value. Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The authoritative guidance on fair value measurements establishes a three-tier fair value hierarchy for disclosure of fair value measurements as follows:

Level I - Unadjusted quoted prices in active markets for identical assets and liabilities;

Level II - Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data of substantially the full term of the related assets or liabilities; and

Level III - Unobservable inputs that are supported by little or no market data for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

Our financial instruments consist of Level I assets and Level III liabilities. Level I assets include time deposits and highly liquid money market funds that are included in cash, cash equivalents and restricted cash. Level III liabilities that are measured at fair value on a recurring basis consisted solely of our convertible preferred stock warrant liability. The fair values of the outstanding convertible preferred stock warrants were measured using the Black-Scholes-Merton ("BSM") option pricing model. Inputs used to determine estimated fair value include the estimated fair value of the underlying stock at the valuation measurement date, the remaining contractual term of the warrants, risk-free interest rates, expected dividends and the expected volatility of the underlying stock.

Cash and Cash Equivalents
Cash and Cash Equivalents

We consider all highly liquid investments with maturities of three months or less when purchased to be cash equivalents. Cash and cash equivalents consist of cash on hand, highly liquid investments in money market funds and various deposit accounts.

Restricted Cash
Restricted Cash

Under our facility lease arrangements and corporate credit card facility, we are required to maintain letters of credit from a U.S. bank as security for performance under these agreements. The letters of credit are generally secured money market funds or interest-bearing accounts in amounts equal to the letters of credit, which are classified as restricted cash on the consolidated balance sheets.

Inventory
Inventory

Inventories are stated at the lower of standard cost, which approximates actual cost (first-in, first-out), or market value (estimated net realizable value). The valuation of inventories at the lower of cost or market value requires the use of estimates regarding the amount of inventory that will be sold and the prices at which current inventory will be sold. These estimates are dependent on our assessment of current and expected orders from our customers. If actual market conditions are less favorable than those projected by management, inventory write-downs may be required. Our finished goods mainly consist of refurbished inventory that are used for the replacement of failed units under maintenance and support agreements and finished goods needed for our expanded depot requirements. We write down refurbished inventory based on the age of the units and number of hardware failures.

Property and Equipment, Net
Property and Equipment, Net

Property and equipment, including leasehold improvements, are stated at cost, less accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which are two to three years. Leasehold improvements are amortized on a straight-line basis over the shorter of the estimated useful lives of the assets or the remaining lease term. Upon the retirement or disposition of property and equipment, the related costs and accumulated depreciation are removed from, and the resulting gain or loss is included in, the consolidated statements of operations. Repair and maintenance costs that do not extend the life or improve an asset are charged to expense as incurred.

Intangible Assets
Intangible Assets

Intangible assets consist of identifiable intangible assets, including developed technology, customer relationships, non-compete agreements, trademarks and patents, resulting from our acquisitions. Intangible assets are recorded at fair value, net of accumulated amortization. Intangible assets are amortized on a straight-line basis over their estimated useful lives. Amortization expense is included as a component of cost of products and licenses revenue and sales and marketing expense in the accompanying consolidated statements of operations.

Goodwill
Goodwill
Goodwill represents the excess of the cost of an acquired entity over the fair value of the acquired net assets. Goodwill is not amortized. We perform our annual goodwill analysis during the fourth quarter of each fiscal year or when events or circumstances change that would indicate that goodwill might not be recoverable. Triggering events that may indicate impairment include, but are not limited to, a significant adverse change in customer demand or business climate that could affect the value of goodwill or cause a significant decrease in expected cash flows.
The testing for a potential impairment of goodwill involves a two-step process. The first step, identifying a potential impairment, compares the fair value of goodwill with its carrying amount. If the carrying value exceeds its fair value, the second step would need to be conducted; otherwise, no further steps are necessary as no potential impairment exists. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying value of that goodwill. Any excess of the goodwill carrying value over the respective implied fair value is recognized as an impairment loss.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment and intangible assets subject to depreciation and amortization, are evaluated for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. Among the factors and circumstances we considered in determining recoverability are: (i) a significant decrease in the market price of a long-lived asset; (ii) a significant adverse change in the extent or manner in which a long-lived asset is being used or in its physical condition; (iii) a significant adverse change in legal factors or in the business climate that could affect the value of a long-lived asset, including an adverse action or assessment by a regulator; (iv) an accumulation of costs significantly in excess of the amount originally expected for the acquisition and (v) current-period operating or cash flow loss combined with a history of operating or cash flow losses or a projection or forecast that demonstrates continuing losses associated with the use of a long-lived asset. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Deferred Offering Costs	Deferred Offering Costs Deferred offering costs, consisting of legal, accounting and filing fees relating to our IPO, were capitalized and then offset against IPO proceeds.
Convertible Preferred Stock Warrant Liability
Convertible Preferred Stock Warrant Liability

Upon completion of our IPO in April 2012, there were no freestanding warrants to purchase shares of convertible preferred stock. As such, no convertible preferred stock warrant liability remained outstanding after our IPO. Before our IPO, freestanding warrants to purchase shares of convertible preferred stock that were contingently redeemable were accounted for as liabilities on the consolidated balance sheets at their estimated fair value because these warrants could have obligated us to redeem them at some point in the future. At the end of each reporting period, changes in the estimated fair value of the warrants to purchase shares of convertible preferred stock were recorded as other expense, net in the consolidated statements of operations. We adjusted the convertible preferred stock warrant liability to the estimated fair value of the warrants until the completion of an IPO, at which time the convertible preferred stock issuable upon exercise of the warrants became common stock and the related liability was reclassified to additional paid-in capital in stockholders' equity (deficit).

Revenue Recognition
Revenue Recognition

We design, develop and sell a broad family of network products and services to automate management of the critical network infrastructure services needed for secure, scalable and fault-tolerant connections between applications, devices and users. Our software products are typically sold for use with our hardware, but we also have virtual versions that we sell for use with other hardware environments.

We derive revenue from two sources: (i) products and licenses, which include hardware and software revenue, and (ii) services, which include maintenance and support, training and consulting revenue. The majority of our products are hardware appliances containing software components that function together to provide the essential functionality of the product. Therefore, our hardware appliances are considered non-software deliverables and have been removed from the industry-specific software revenue recognition guidance. Our product revenue also includes revenue from the sale of stand-alone software products that can be deployed on our hardware or that of other vendors. Stand-alone software may operate on our hardware appliance, but are not considered essential to the functionality of the hardware. Stand-alone software sales generally include a perpetual license to our software. Stand-alone software sales continue to be subject to the industry-specific software revenue recognition guidance. Revenue is recognized when all of the following criteria are met: persuasive evidence of an arrangement exists; delivery or performance has occurred; the sales price is fixed or determinable; and collection is probable. We define each of those four criteria as follows:

Persuasive evidence of an arrangement exists. Evidence of an arrangement generally consists of a purchase order issued pursuant to the terms and conditions of a distributor or value-added reseller agreement or, in limited cases, an end-user agreement.

Delivery or performance has occurred. We use shipping and related documents, distributor sell-through reports, or written evidence of customer acceptance, when applicable, to verify delivery or performance. We do not recognize product revenue until transfer of title and risk of loss, which generally is upon shipment to value-added resellers or end-users.

The sales price is fixed or determinable. We assess whether the sales price is fixed or determinable based on payment terms and whether the sales price is subject to refund or adjustment.

Collection is probable. We assess probability of collection on a customer-by-customer basis. We subject our customers to a credit review process that evaluates their financial condition and ability to pay for our products and services. If we conclude that collection is not probable, we do not recognize revenue until cash is received.

Services revenue includes maintenance and support, training and consulting revenue. Maintenance and support revenue includes arrangements for software maintenance and technical support for our products and licenses. Maintenance is offered under renewable, fee-based contracts, which include 24-hour technical support, hardware repair and replacement parts, bug fixes, patches and unspecified upgrades on a when-and-if-available basis. Revenue from customer maintenance and support contracts is deferred and recognized ratably over the contractual support period, generally one to three years. Revenue from consulting and training is recognized as the services are completed, which is generally one year or less.
We operate a multiple tier channel distribution model that includes distributors, value-added resellers and direct sales to end-users. For sales to value-added resellers and end-users, we recognize product revenue upon transfer of title and risk of loss, which is generally upon shipment. It is our practice to identify an end-user prior to shipment to a value-added reseller. For the end-users and value-added resellers, we generally have no significant contractual obligations for future performance, such as rights of return or pricing credits. However, we may on occasion enter into arrangements with end-users or value-added resellers that include some form of rights of return, rebates or price protection. Also, we may occasionally accept returns by end-users or value-added resellers to address customer satisfaction issues or solution fit issues even though there is no contractual provision for such returns. We record reductions to revenue for estimated product returns and pricing adjustments in the same period that the related revenue is recorded. The amount of these reductions is based on historical sales returns and price adjustments, specific provisions for returns, price protection or rebates in agreements, and other factors known at the time. Should actual product returns or pricing adjustments differ from estimates, additional reductions to revenue may be required. Distributor revenue is recognized under agreements that allow pricing credits, price protection, rebates and rights of return or involve international jurisdictions where the risk of returns or credits is considered to be high even though distributors do not have these contractual rights. As a consequence, the Company has determined that the sales price is not fixed or determinable at the time of shipment to a distributor and thus these shipments do not meet the requirements for revenue recognition until the sales price is known, which is only reliably determinable at the time of sell-through to an end customer or value added reseller. This includes substantially all of our international sales and sales through our two United States distributors. In the U.S., substantially all of our sales are to value-added resellers or end customers for which revenue is recognized upon delivery. Revenue for product sales through distributors without reliable sell-through reporting is deferred until maintenance is purchased for the related product. The costs of distributor inventories not yet recognized as revenue are deferred as a reduction of the related deferred revenue, the result of which is shown as deferred revenue, net on our consolidated balance sheets.

Multiple Element Arrangments
Multiple Element Arrangements

We enter into multiple element revenue arrangements in which a customer may purchase a combination of hardware, software, software upgrades, hardware and software maintenance and support, training and consulting services. We account for multiple agreements with a single customer as one arrangement if the contractual terms and/or substance of those agreements indicate that they may be so closely related that they are, in effect, parts of a single arrangement.

In October 2009, the Financial Accounting Standards Board (“FASB”) amended the accounting standards for revenue recognition to remove from the scope of industry-specific software revenue recognition guidance any tangible products containing software components and non-software components that operate together to deliver the product's essential functionality. Most of our products are hardware appliances containing software components that operate together to provide the essential functionality of the product. Therefore, our hardware appliances are considered non-software deliverables and are no longer accounted for under the industry-specific software revenue recognition guidance.

In addition, the FASB amended the accounting standards for certain multiple element revenue arrangements to:

•	Provide updated guidance on whether multiple elements exist, how the elements in an arrangement should be separated, and how the arrangement consideration should be allocated to the separate elements;

•
Implement a price hierarchy, where the selling price for an element is based on vendor-specific objective evidence (“VSOE”), if available; third-party evidence (“TPE”), if available and VSOE is not available; or the best estimate of selling price (“BESP”), if neither VSOE nor TPE is available; and

•	Eliminate the use of the residual method and require an entity to allocate arrangement consideration using the selling price hierarchy.

Our non-software products and services qualify as separate units of accounting because they have value to the customer on a standalone basis and our revenue arrangements do not include a general right of return for delivered products. Our products and licenses revenue also includes stand-alone software products. Stand-alone software may operate on our hardware appliances, but is not considered essential to the functionality of the hardware and continues to be subject to the industry-specific software revenue recognition guidance, which remains unchanged. The industry-specific software revenue recognition guidance includes the use of the residual method.

Certain of our stand-alone software when sold with our hardware appliances is considered essential to its functionality and as a result is no longer accounted for under industry-specific software revenue recognition guidance; however, this same software when sold separately is accounted for under the industry-specific software revenue recognition guidance. Additionally, we provide unspecified software upgrades for most of our products, on a when-and-if available basis, through maintenance and support contracts. To the extent that the software being supported is not considered essential to the functionality of the hardware, these support arrangements would continue to be subject to the industry-specific software revenue recognition guidance.

We allocate the arrangement fee to each element based upon the relative selling price of that element and, if software and software-related (e.g., maintenance for the software element) elements are also included in the arrangement, we allocate the arrangement fee to each of those software and software-related elements as a group based on the relative selling price for those elements. After such allocations are made, the amount of the arrangement fee allocated to the software and software-related elements is accounted for using the residual method. When applying the relative selling price method, we determine the selling price for each element using VSOE of selling price, if it exists, or if not, TPE of selling price, if it exists. If neither VSOE nor TPE of selling price exist for an element, we use our BESP for that element. The revenue allocated to each element is then recognized when the basic revenue recognition criteria are met for that element. The manner in which we account for multiple element arrangements that contain only software and software-related elements remains unchanged.

We determine VSOE for each element based on historical stand-alone sales to third parties. For maintenance and support, training and consulting services, we determine the VSOE of fair value based on our history of stand-alone sales demonstrating that a substantial majority of transactions fall within a narrow range for each service offering.

We historically have not been able to determine TPE for our products, maintenance and support, training or consulting services. TPE is determined based on competitor prices for similar elements when sold separately. Generally, our offerings contain a significant level of differentiation such that the comparable pricing of products with similar functionality cannot be obtained. Furthermore, our go-to-market strategy differs from that of our peers and we are unable to reliably determine what similar competitor products' selling prices are on a stand-alone basis.

When we are unable to establish the selling price of an element using VSOE or TPE, we use BESP in our allocation of arrangement consideration. The objective of BESP is to determine the price at which we would transact a sale if the product or service were sold on a stand-alone basis. The BESP is established based on internal and external factors, including pricing practices such as discounting, cost of products, the geographies in which we offer our products and services, and customer classes and distribution channels (e.g. distributor, value-added reseller and direct end-user). The determination of BESP is made through consultation with and approval by our management, taking into consideration our pricing model and go-to-market strategy.

For our non-software deliverables, we allocate the arrangement consideration based on the relative selling prices of the respective elements. For these elements, we generally use BESP as our selling price. For our maintenance and support, training and consulting services, we generally use VSOE as our selling price. When we are unable to establish selling price using VSOE for our maintenance and support, training and consulting services, we use BESP in our allocation of arrangement consideration.

We regularly review VSOE and BESP data provided by actual transactions to update these estimates and the relative selling prices allocated to each element.

Deferred Revenue, Net
Deferred Revenue, Net

Deferred revenue, net represents amounts invoiced to customers, less related cost of revenue, for which the related revenue has not been recognized because one or more of the revenue recognition criteria have not been met. The current portion of deferred revenue represents the amounts that are expected to be recognized as revenue within one year of the consolidated balance sheet date.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are recorded at invoiced amounts, net of allowances for doubtful accounts if applicable, and do not bear interest.

We evaluate the collectability of our accounts receivable based on known collection risks and historical experience. In circumstances where we are aware of a specific customer's inability to meet its financial obligations to us (e.g., bankruptcy filings or substantial downgrading of credit ratings), we record a specific reserve for bad debts against amounts due to reduce the net recognized receivable to the amount we reasonably believe will be collected. For all other customers, we record reserves for bad debts based on the length of time the receivables are past due and our historical experience of collections and write-offs. If circumstances change, such as higher-than-expected defaults or an unexpected material adverse change in a major customer's ability to meet its financial obligations, our estimate of the recoverability of the amounts due could be reduced by a material amount.

Concentration of Revenue and Accounts Receivable
Concentration of Revenue and Accounts Receivable

Significant customers are those which represent more than 10% of our total net revenue or gross accounts receivable balance at each respective balance sheet date.

Shipping and Handling	Shipping and Handling Shipping charges billed to customers are included in revenue and the related shipping costs are included in cost of revenue.
Research and Development Costs

Research and Development Costs

Software development costs incurred in the research and development of new products and enhancements to existing products are charged to expense as incurred. Software development costs are capitalized after technological feasibility has been established. The period between achievement of technological feasibility, which we define as the establishment of a working model, and the general availability of such software to customers has been short, resulting in software development costs qualifying for capitalization being insignificant

Stock-Based Compensation

Stock-Based Compensation

We recognize share-based compensation expense for all share-based payment awards including employee stock options, RSUs, and purchases under our ESPP based on each award's fair value on the grant date. We utilize the BSM option pricing model in order to determine the fair value of stock options and ESPP. The BSM option pricing model requires various highly subjective assumptions including volatility, expected award life, and risk-free interest rate. The expected volatility is based on the implied volatility of market traded options on our common stock, adjusted for other relevant factors including historical volatility of our common stock over the most recent period commensurate with the estimated expected life of our stock options. The expected life of an award is based on historical experience, the terms and conditions of the stock awards granted to employees, and the potential effect from options that have not been exercised. The fair value of the RSUs is determined using the closing price of our common stock on the date of the grant. Compensation is recognized on a straight-line basis over the requisite service period of each grant adjusted for estimated forfeitures

Warranty Costs

Warranty Costs

Our appliance hardware generally includes a one-year warranty, and our software generally carries a warranty of ninety days. Costs related to hardware replacement provided to customers under maintenance support agreements are included as services cost of revenue and recognized as these services are provided.

Advertising Costs	Advertising Costs Advertising costs are charged to sales and marketing expenses as incurred in the consolidated statements of operations.
Foreign Currency
Foreign Currency

The functional currency of our foreign subsidiaries is the U.S. dollar. Transactions denominated in currencies other than the functional currency are remeasured at the average exchange rate in effect during the period. At the end of each reporting period, our subsidiaries' monetary assets and liabilities are remeasured to the functional currency using exchange rates in effect at the end of the reporting period. Non-monetary assets and liabilities are remeasured at historical exchange rates. Gains and losses related to remeasurement are recorded in other expense, net in the consolidated statements of operations

Income Taxes
 Income Taxes

We account for income taxes under an asset and liability approach for deferred income taxes, which requires recognition of deferred income tax assets and liabilities for the expected future tax consequences of events that have been recognized in our consolidated financial statements, but have not been reflected in our taxable income. Estimates and judgments occur in the calculation of certain tax liabilities and in the determination of the recoverability of certain deferred income tax assets, which arise from temporary differences and carryforwards. Deferred income tax assets and liabilities are measured using the currently enacted tax rates that apply to taxable income in effect for the years in which those tax assets are expected to be realized or settled. We regularly assess the likelihood that our deferred income tax assets will be realized based on the realization guidance available. To the extent that we believe any amounts are not more-likely-than-not to be realized, we record a valuation allowance to reduce the deferred income tax assets. We regularly assess the need for the valuation allowance on our deferred tax assets, and to the extent that we determine that an adjustment is needed, such adjustment will be recorded in the period that the determination is made.

We regularly review our tax positions and benefits to be realized. We recognize tax liabilities based upon our estimate of whether, and the extent to which, additional taxes will be due when such estimates are more-likely-than-not to be sustained. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. We recognize interest and penalties related to income tax matters as income tax expense.

Segment Information

Segment Information

Operating segments are components of an enterprise for which separate financial information is available and is evaluated regularly by our chief operating decision maker in deciding how to allocate resources and assessing performance. Our chief operating decision maker is our Chief Executive Officer.

Our Chief Executive Officer reviews financial information presented on a consolidated basis, for purposes of allocating resources and evaluating financial performance. We have one business activity and there are no segment managers who are held accountable for operations, operating results beyond revenue goals or gross margins, or plans for levels or components below the consolidated unit level. Accordingly, we have a single reporting segment.

Net Income (Loss) per Share of Common Stock
Net Income (Loss) per Share of Common Stock

As a result of the net loss in 2011 and 2012, basic and diluted net loss per share in those years was calculated by dividing the net loss by the weighted-average number of shares outstanding in those years. We had a net income in 2010, as such basic and diluted net income per share attributable to common stockholders was presented in conformity with the two-class method required for participating securities. Prior to our IPO, holders of Series A, Series B, Series C, Series D, Series E, Series F-1, Series F-2 and Series F-3 convertible preferred stock were entitled to receive noncumulative dividends at the annual rates of $73.07, $6.58, $0.02, $0.11, $0.14, $0.09, $0.12 and $0.12 per share per annum payable prior and in preference to any dividends on shares of our common stock. In the event a dividend was paid on our common stock, our convertible preferred stockholders would have been entitled to a share of that dividend in proportion to the holders of common shares on an as-if converted basis. Preferred stockholders did not have a contractual obligation to share in the losses of our company.

Under the two-class method, net income (loss) attributable to common stockholders was determined by allocating undistributed earnings, calculated as net income less current period Series A, Series B, Series C, Series D, Series E, Series F-1, Series F-2 and Series F-3 convertible preferred stock non-cumulative dividends, among our common stock and Series A, Series B, Series C, Series D, Series E, Series F-1, Series F-2 and Series F-3 convertible preferred stock. In computing diluted net income attributable to common stockholders, undistributed earnings were re-allocated to reflect the potential impact of dilutive securities. Basic net income per common share was computed by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding during the period. Shares of common stock subject to repurchase resulting from the early exercise of employee stock options were considered participating securities. Diluted net income per share attributable to common stockholders was computed by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding, including potential dilutive common shares assuming the dilutive effect of outstanding stock options using the treasury stock method. For purposes of this calculation, convertible preferred stock, stock options to purchase common stock and warrants to purchase common stock and convertible preferred stock were considered to be common stock equivalents and were excluded from the calculation of diluted net income per share of common stock if their effect was antidilutive.

Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

In January 2010, the FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (Topic 820)-Fair Value Measurements and Disclosures (ASU 2010-06), to add additional disclosures about the different classes of assets and liabilities measured at fair value, the valuation techniques and inputs used, and the activity in Level III fair value measurements. We adopted this guidance in 2012 and our adoption did not have a significant impact on our consolidated financial statements.

In December 2010, the FASB issued Accounting Standards Update No. 2010-29, Disclosure of Supplementary Pro Forma Information for Business Combinations (Topic 805)-Business Combinations (ASU 2010-29), to improve consistency in how the pro forma disclosures are calculated. Additionally, ASU 2010-29 enhances the disclosure requirements and requires description of the nature and amount of any material, nonrecurring pro forma adjustments directly attributable to a business combination. ASU 2010-29 is effective for us in 2012 and should be applied prospectively to business combinations for which the acquisition date is after the effective date. Early adoption is permitted. We adopted this guidance in 2012 and our adoption did not have a significant impact on our consolidated financial statements. See Note 6 for more information on our business acquisitions.

In June 2011, the FASB issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”), which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. ASU 2011-05 is effective for us in 2013 and retrospective adoption is required and early adoption is permitted. As we have had no comprehensive income (loss) items other than net income (loss), we do not believe that adoption of ASU 2011-05 will have a material impact on our consolidated financial statements.

In August 2011, the FASB issued Accounting Standards Update No. 2011-08, Testing Goodwill for Impairment (“ASU 2011-08”) to simplify how an entity tests goodwill for impairment. The amendment will allow an entity to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. An entity no longer will be required to calculate the fair value of a reporting unit unless the entity determines, based on a qualitative assessment, that it is more-likely-than-not that its fair value is less than its carrying amount. ASU 2011-08 is effective for us in 2013 and early adoption is permitted. We will adopt ASU 2011-8 in 2013 and we do not believe it will have a material impact on our consolidated financial statements.

Net Income (Loss) Per Share of Common Stock (Tables)	12 Months Ended
Jul. 31, 2012
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Income (Loss) Per Share
The following table sets forth the computation of our basic and diluted net income (loss) per share of common stock (in thousands, except for per share amounts):

	Year Ended July 31,
	2010	2011	2012

Numerator:
Basic:
Net income (loss)	$6,988	$(5,322)	$(8,210)
8% noncumulative dividends on convertible preferred stock	(6,580)	—	—
Undistributed earnings allocated to convertible preferred stock	(307)	—	—
Net income (loss) attributable to common stockholders, basic	$101	$(5,322)	$(8,210)

Diluted:
Net income (loss) attributable to common stockholders, basic	$101	$(5,322)	$(8,210)
Undistributed earnings re-allocated to common stock	23	—	—
Net income (loss) attributable to common stockholders	$124	$(5,322)	$(8,210)

Denominator:
Basic:
Weighted-average common shares used in computing net income (loss) per share of common stock, basic	7,768	9,933	20,563
Diluted:
Weighted-average common shares used in computing net income (loss) per share of common stock, basic	7,768	9,933	20,563
Add weighted-average effect of dilutive securities:
Stock options	2,430	—	—
Common stock warrants	83	—	—
Weighted-average shares used in computing net income (loss) per share of common stock, diluted	10,281	9,933	20,563

Net income (loss) per share of common stock:
Basic	$0.01	$(0.54)	$(0.40)
Diluted	$0.01	$(0.54)	$(0.40)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following weighted-average shares of common stock equivalents were excluded from the computation of diluted net income (loss) per share of common stock for the periods presented because including them would have been antidilutive (in thousands):

	Year Ended July 31,
	2010	2011	2012
Convertible preferred stock	26,841	26,841	19,581
Stock options to purchase common stock	1,878	6,353	8,049
Common stock warrants and restricted stock units	—	336	249
Convertible preferred stock warrants	14	57	41

Fair Value Measurements (Tables)	12 Months Ended
Jul. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities by Level
We measure and report our cash equivalents, restricted cash and convertible preferred stock warrant liability at fair value. The following table sets forth the fair value of our financial assets and liabilities by level within the fair value hierarchy (in thousands):

	As of July 31, 2011
	Level 1	Level 2	Level 3	Total
Financial Assets
Money market funds	$1,938	$—	$—	$1,938
Restricted cash	732	—	—	732
Total financial assets	$2,670	$—	$—	$2,670

Financial Liability
Convertible preferred stock warrant liability	$—	$—	$398	$398

Schedule of the Change in the Fair Value of Level 3 Financial Liabilities
The following table sets forth a summary of the changes in the fair value of our Level III financial liabilities (in thousands):

	Year Ended July 31,
	2011	2012
Fair value of convertible preferred stock warrant liability, beginning of year	$265	$398
Change in fair value recorded in "Other expense, net"	133	391
Convertible preferred stock warrants reclassified to additional paid-in capital (see Note 11)	—	(789)
Fair value of convertible preferred stock warrant liability, end of year	$398	$—

Balance Sheet Components (Tables)	12 Months Ended
Jul. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Allowance for Doubtful Accounts and Sales Returns Reserve
The allowances for doubtful accounts and sales returns consist of the following activity (in thousands):

	Balance at Beginning of Year	Charged to (Reversed From) Cost and Expenses	Recoveries (Deductions), Net	Balance at End of Year
Year Ended July 31, 2010
Allowance for doubtful accounts	$384	$49	$(71)	$362
Sales returns reserve	431	726	(451)	706
Total allowance for doubtful accounts and sales returns reserve	$815	$775	$(522)	$1,068
Year Ended July 31, 2011
Allowance for doubtful accounts	$362	$(47)	$(49)	$266
Sales returns reserve	706	(21)	(412)	273
Total allowance for doubtful accounts and sales returns reserve	$1,068	$(68)	$(461)	$539
Year Ended July 31, 2012
Allowance for doubtful accounts	$266	$167	$(76)	$357
Sales returns reserve	273	118	(204)	187
Total allowance for doubtful accounts and sales returns reserve	$539	$285	$(280)	$544

Schedule of Inventory	Inventory consists of the following (in thousands):

	As of July 31,
	2011	2012
Raw materials	$70	$132
Finished goods	1,436	2,428
Total inventory	$1,506	$2,560

Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):

	As of July 31,
	2011	2012
Prepaid expenses	$2,339	$3,088
Other current assets	1,493	1,071
Total prepaid expenses and other current assets	$3,832	$4,159

Schedule of Property, Plant and Equipment
Property and equipment, net consists of the following (in thousands):

	As of July 31,
	2011	2012
Computer equipment and software	$9,427	$13,528
Furniture and fixtures	841	963
Leasehold improvements	1,809	1,835
	12,077	16,326
Less accumulated depreciation and amortization	(6,990)	(9,828)
Total property and equipment, net	$5,087	$6,498

Schedule of Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consist of the following (in thousands):

	As of July 31,
	2011	2012
Accounts payable	$4,368	$5,851
Accrued expenses	1,937	2,341
Accrued travel expenses	759	928
Accrued consulting and professional service fees	1,151	690
Other	1,284	1,797
Total other current liabilities	$9,499	$11,607

Schedule of Deferred Revenue, Net
Deferred revenue, net consists of the following (in thousands):

	As of July 31,
	2011	2012
Deferred revenue:
Products and licenses	$10,904	$10,044
Services	52,750	68,256
Total deferred revenue	63,654	78,300
Deferred cost of revenue:
Products and licenses	1,473	1,445
Services	182	188
Total deferred cost of revenue	1,655	1,633
Total deferred revenue, net	61,999	76,667
Less current portion	44,094	56,184
Non-current portion	$17,905	$20,483

Other Expense, Net (Tables)	12 Months Ended
Jul. 31, 2012
Other Income and Expenses [Abstract]
Schedule of Other Expense, Net
Other expense, net is comprised of the following (in thousands):

	Year Ended July 31,
	2010	2011	2012
Interest income, net	$35	$31	$58
Foreign currency exchange losses	(392)	(588)	(613)
Change in fair value of convertible preferred stock warrant liability (see Note 11)	—	(133)	(391)
Total other expense, net	$(357)	$(690)	$(946)

Acquisitions (Tables)	12 Months Ended
Jul. 31, 2012
Netcordia [Member]
Business Acquisition [Line Items]
Schedule of Total Purchase Price
A summary of the total purchase price is as follows (in thousands):

Common stock	$10,145
Series F convertible preferred stock	29,590
Fair value of earned and vested options issued	1,632
Common stock warrants	2,130
Total purchase price	$43,497

Schedule of Recognized Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of assets acquired and liabilities assumed (in thousands):

Cash and cash equivalents	$1,267
Accounts receivable, net	955
Other current assets	610
Property and equipment, net	373
Noncurrent assets	30
Other intangible assets:
Developed technology	3,700
Customer relationships	5,900
Trademarks	200
Non-compete agreements	1,500
Goodwill	32,064
Other accrued liabilities	(399)
Deferred revenue	(2,438)
Preferred stock warrant liability	(265)
Total purchase price	$43,497

Pro Forma Information
Supplemental information on an unaudited pro forma basis is presented below for the year ended July 31, 2010 (in thousands):

Year Ended July 31, 2010
(Unaudited)
Pro forma net revenue	$108,097
Pro forma loss from operations	$(466)
Pro forma net loss	$(2,169)

SolSoft Acquisition [Member]
Business Acquisition [Line Items]
Schedule of Recognized Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of assets acquired and liabilities assumed (in thousands):

Accounts receivable	$297
Property and equipment, net	35
Other intangible assets:
Developed technology	1,160
Customer relationships	660
Goodwill	485
Other accrued liabilities	(109)
Deferred revenue	(326)
Total purchase price	$2,202

Goodwill and Intangible Assets (Tables)	12 Months Ended
Jul. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Value Goodwill
The changes in the carrying value of goodwill during the years ended July 31, 2010 , 2011 and 2012, were as follows (in thousands):

Balance at July 31, 2009	$177
Netcordia acquisition (see Note 6)	32,064
Balance at July 31, 2010	32,241
SolSoft acquisition (see Note 6)	485
Balance at July 31, 2011 and 2012	$32,726

Schedule of Gross Carrying Amount and Accumulated Amortization of Intangible Assets
The gross carrying amount and accumulated amortization of our intangible assets other than goodwill were as follows (in thousands):

As of July 31, 2011	Amortization Period	Gross Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Amortization Period
Developed technology	5 to 6 years	$6,290	$(1,992)	$4,298	4.48 years
Customer relationships	2 to 7 years	6,574	(1,518)	5,056	4.11 years
Trademarks	6 years	200	(42)	158	4.75 years
Non-compete agreements	1.5 years	1,500	(1,250)	250	0.25 years
Patents	6 years	1,000	(83)	917	5.50 years
Total		$15,564	$(4,885)	$10,679

As of July 31, 2012	Amortization Period	Gross Value	Accumulated Amortization	Net Carrying Value	Weighted-Average Remaining Amortization Period
Developed technology	5 to 6 years	$6,290	$(3,127)	$3,163	3.73 years
Customer relationships	2 to 7 years	6,574	(2,795)	3,779	3.16 years
Trademarks	6 years	200	(75)	125	3.75 years
Non-compete agreements	1.5 years	1,500	(1,500)	—	—
Patents	6 years	1,000	(250)	750	4.50 years
Total		$15,564	$(7,747)	$7,817

Schedule of Intangible Asset Amortization Expense, by Income Statement Location

We recognized intangible asset amortization expense in the consolidated statements of operations as follows (in thousands):

	Year Ended July 31,
	2010	2011	2012
Cost of products and licenses revenue	$440	$1,059	$1,302
Sales and marketing	553	2,243	1,560
Total intangible asset amortization expense	$993	$3,302	$2,862

Schedule of Estimated Amortization Expense
As of July 31, 2012, estimated amortization expense related to our identifiable acquisition-related intangible assets in future periods is as follows (in thousands):

Fiscal Year Ending July 31,	Estimated Amortization Expense
2013	$2,323
2014	2,323
2015	2,028
2016	903
Thereafter	240
Total	$7,817

Commitments and Contingencies (Tables)	12 Months Ended
Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments
The aggregate future non-cancelable minimum lease payments for our operating leases as of July 31, 2012 and including the new lease for an office space which will house our new corporate headquarters consist of the following:

Fiscal Year Ending July 31,	Operating Leases
2013	$3,146
2014	4,213
2015	4,102
2016	4,092
2017	4,062
2018 and Thereafter	13,227
Total	$32,842

Common Stock Reserved for Issuance (Tables) (Common Stock [Member])	12 Months Ended
Jul. 31, 2012
Common Stock [Member]
Class of Stock [Line Items]
Schedule of Common Stock, Shares Reserved for Future Issuance
We had reserved shares of common stock, on an as-converted basis, for future issuance as follows:

	As of July 31,
	2011	2012
Conversion of outstanding Series A convertible preferred stock	4,368	—
Conversion of outstanding Series B convertible preferred stock	8,109	—
Conversion of outstanding Series C convertible preferred stock	8,696,095	—
Conversion of outstanding Series D convertible preferred stock	5,444,241	—
Conversion of outstanding Series E convertible preferred stock	8,443,888	—
Conversion of outstanding Series F-1 convertible preferred stock	935,383	—
Conversion of outstanding Series F-2 convertible preferred stock	2,233,132	—
Conversion of outstanding Series F-3 convertible preferred stock	1,076,147	—
Outstanding convertible preferred stock warrants	56,505	—
Outstanding stock options	9,566,792	11,847,046
Shares reserved for future grants	193,268	4,640,628
Shares reserved for employee stock purchase plan	—	1,500,000
Outstanding restricted stock units	—	35,550
Outstanding common stock warrants	336,488	22,831
	36,994,416	18,046,055

Convertible Preferred Stock (Tables) (Convertible Preferred Stock [Member])	12 Months Ended
Jul. 31, 2012
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Schedule of Convertible Preferred Stock
Our convertible preferred stock as of July 31, 2011 consisted of the following (in thousands, except for number of shares):

Convertible Preferred Stock	Shares Authorized	Shares Issued and Outstanding	Carrying Value	Liquidation Preferences
Series A	1,314	1,311	$1,739	$1,197
Series B	27,060	24,329	1,977	2,000
Series C	29,197,081	26,088,294	7,922	8,113
Series D	17,000,000	16,332,746	22,285	22,376
Series E	26,000,000	25,331,709	43,993	44,021
Series F-1	2,833,043	2,806,150	6,425	3,000
Series F-2	6,738,927	6,699,401	15,610	10,000
Series F-3	3,331,552	3,228,454	7,555	5,010
	85,128,977	80,512,394	$107,506	$95,717

Convertible Preferred Stock Warrants (Tables)	12 Months Ended
Jul. 31, 2012
Equity [Abstract]
Schedule of Fair Value of Warrants
We determined the fair value of the warrants using the BSM option pricing model with the following assumptions:

	Year Ended July 31,
	2010	2011	2012
Expected term (in years)	3 – 8	2 – 7	1-7
Risk-free interest rate	2.5%	1.35% – 1.65%	0.83% – 0.96%
Expected volatility	60%	60%	56% – 57%
Dividend rate	—%	—%	—%

Employee Benefit Plans (Tables)	12 Months Ended
Jul. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock-based Compensation by Statement of Operations
The following table summarizes the stock-based compensation expense by line item in the Consolidated Statements of Operations (in thousands):

	Year Ended July 31,
	2010	2011	2012
Cost of revenue	$146	$283	$700
Research and development	580	1,126	2,363
Sales and marketing	1,311	2,546	5,409
General and administrative	651	1,178	2,180
Total stock-based compensation	$2,688	$5,133	$10,652

Schedule of Unrecognized Stock-Based Compensation Balance
The following table summarizes the unrecognized stock-based compensation balance, net of estimated forfeitures, by type of awards as of July 31, 2012:

	As of July 31, 2012	Weighted-Average Amortization Period
	(In thousands)	(In years)
Stock options	$22,900	2.84
ESPP	6,934	1.19
Restricted stock units	566	3.92
Total unrecognized stock-based compensation balance	$30,400	2.48

Schedule of Determination of Fair Value
The estimated grant date fair value of all our equity-based awards was calculated using the BSM option-pricing model, based on the following assumptions:

	Year Ended July 31,
	2010	2011	2012
Employee Stock Options:
Expected term (in years)	6.08	6.08	6.08
Risk-free interest rate	1.98%	1.73%	0.9%
Expected volatility	60%	60%	56%
Dividend rate	—%	—%	—%
Weighted average fair value per share	$3.07	$4.74	$5.75

ESPP:
Expected term (in years)	—	—	0.67 – 2.17
Risk-free interest rate	—%	—%	0.15% – 0.31%
Expected volatility	—%	—%	53% – 58%
Dividend rate	—%	—%	—%
Weighted average fair value per share	—	—	$9.40

Schedule of Stock-Based Compensation Activity
The following table summarizes the stock option activity and related information as of and for the three years ended July 31, 2012 under our Plans:

	Options Outstanding
	Number of Shares Underlying Outstanding Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value
			(In years)	(In thousands)
Outstanding as of July 31, 2009	5,903,063	$1.67	6.90	$2,689
Options granted	4,559,765	4.33
Options exercised	(712,585)	1.11
Options forfeited/expired	(369,837)	3.22
Outstanding as of July 31, 2010	9,380,406	$2.94	7.50	$32,237
Options granted	2,214,969	8.46
Options exercised	(1,558,600)	0.76
Options forfeited/expired	(469,983)	5.32
Outstanding as of July 31, 2011	9,566,792	$4.46	7.63	$50,224
Options granted	3,274,557	10.84
Options exercised	(629,244)	3.58
Options forfeited/expired	(365,059)	7.89
Outstanding as of July 31, 2012	11,847,046	$6.16	7.30	$176,037
Vested and expected to vest - July 31, 2012	11,237,592	$5.97	7.21	$169,128
Exercisable - July 31, 2012	6,103,203	$3.58	5.94	$106,454

Schedule of Exercise Price Range
The following table summarizes information about stock options outstanding and exercisable under the Plans as of July 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number of Shares Underlying Outstanding Options	Weighted-Average Remaining Contractual Life	Weighted-Average Exercise Price per Share	Number of Shares Underlying Exercisable Options	Weighted-Average Exercise Price per Share
		(In Years)
$0.12 – $1.68	1,802,248	3.89	$1.32	1,777,657	$1.33
$1.71 - $2.49	1,494,623	5.60	$2.13	1,348,328	$2.14
$2.94 – $3.36	558,274	5.74	$3.18	558,274	$3.18
$4.53	2,013,560	7.58	$4.53	1,184,741	$4.53
$6.33	1,363,354	7.88	$6.33	677,534	$6.33
$7.08	215,848	8.35	$7.08	83,474	$7.08
$9.12	1,544,705	9.05	$9.12	62,685	$9.12
$9.33 - $9.66	1,219,563	8.57	$9.54	400,677	$9.53
$9.78 - $16.00	1,584,735	9.60	$12.37	9,397	$10.67
$17.48 - $246.60	50,136	9.34	$20.42	436	$246.60
	11,847,046	7.30	$6.16	6,103,203	$3.58

Schedule of Shares Available for Grant
The following table presents the stock grant activity and the total number of shares available for grant under the 2012 Plan as of July 31, 2012:

2012 Plan
Available at August 1, 2011	—
Authorized (1)	5,025,101
Options granted	(487,695)
RSUs granted	(35,550)
Options forfeited/expired(2)	138,772
Balance at July 31, 2012	4,640,628

(1)
Shares of common stock reserved for issuance under the 2012 Equity Incentive Plan consist of (a) 5,000,000 shares of common stock reserved for future issuance under the 2012 Plan and (b) 25,101 shares of common stock previously reserved but unissued under the 2003 Plan on the effective date of the 2012 Plan that are now available for issuance under the 2012 Plan. In addition, any shares subject to outstanding awards under the 2003 Plan that are issuable upon the exercise of options that expire or become unexercisable for any reason without having been exercised in full will be available for future grant and issuance under the 2012 Plan.

(2)	Includes canceled or expired options under the 2003 Plan that expired unexercised which become available for grant under the 2012 Plan according to its terms.

Income Taxes (Tables)	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and International
Our geographical breakdown of income (loss) before provision for income taxes for the years ended July 31, 2010, 2011, and 2012 is as follows (in thousands):

	Year Ended July 31,
	2010	2011	2012
Domestic	$8,190	$(5,218)	$(9,203)
International	(191)	698	1,737
Income (loss) before provision for income taxes	$7,999	$(4,520)	$(7,466)

Schedule of Components of Provision for Income Taxes
 The components of the provision for income taxes are as follows (in thousands):

	Year Ended July 31,
	2010	2011	2012
Current:
Foreign	$337	$327	$751
State	431	381	360
Federal	243	163	(353)
Total current	1,011	871	758
Deferred:
Foreign	—	(69)	(14)
Provision for income taxes	$1,011	$802	$744

Schedule of Statutory Federal Income Tax and Effective Income Tax Rate Reconciliation
The reconciliation of the statutory federal income tax and our effective income tax is as follows (in thousands):

	Year Ended July 31,
	2010	2011	2012

Tax at statutory federal rate	$2,800	$(1,582)	$(2,613)
State tax—net of federal benefit	280	248	230
Stock-based compensation and other permanent items	(1,379)	1,241	2,710
Change in valuation allowance	(1,340)	1,128	1,017
R&D credit	—	(425)	(382)
Alternative minimum tax	243	163	(353)
Foreign rate differential	404	14	130
Other	3	15	5
Provision for income taxes	$1,011	$802	$744

Schedule of Deferred Tax Assets and Liabilities
The components of the deferred tax assets, net are as follows (in thousands):

	As of July 31,
	2011	2012
Deferred tax assets:
Net operating loss carryforwards	$32,327	$26,282
Deferred revenue	4,604	7,016
Tax credit carryforwards	3,237	3,726
Accruals, reserves and other	2,740	3,631
Stock-based compensation	1,490	2,944
Gross deferred tax asset	44,398	43,599
Valuation allowance	(40,518)	(40,571)
Total deferred tax asset	3,880	3,028

Deferred tax liabilities:
Other identified intangibles	(2,885)	(2,017)
Other fixed assets depreciation	(926)	(928)
Total deferred tax liability	(3,811)	(2,945)
Net deferred tax assets	$69	$83

Schedule of Unrecognized Tax Benefits
The following table summarizes the activity related to the unrecognized tax benefits (in thousands):

	Year Ended July 31,
	2010	2011	2012
Gross unrecognized tax benefits beginning balance	$665	$791	$998
Increases related to tax positions taken during current year	126	241	200
Increases/(Decreases) related to tax positions from prior years	—	(34)	144
Gross unrecognized tax benefits	$791	$998	$1,342

Segment Information (Tables)	12 Months Ended
Jul. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table represents net revenue based on the customer’s location, as determined by the customer’s shipping address (in thousands):

	Year Ended July 31,
	2010	2011	2012
Americas	$62,620	$82,730	$108,660
Europe, Middle East and Africa	29,266	35,190	40,666
Asia Pacific	10,282	14,915	19,920
Total net revenue	$102,168	$132,835	$169,246
Our property and equipment, net by location is summarized as follows (in thousands):

	As of July 31,
	2011	2012
Americas	$4,859	$6,180
Asia Pacific	141	194
Europe, Middle East and Africa	87	124
	$5,087	$6,498

Description of the Business and Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended																				0 Months Ended		12 Months Ended			0 Months Ended			12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012 Convertible Preferred Stock [Member] Series A [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series B [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series C [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series D [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series E [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series F-1 [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series F-2 [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series F-3 [Member]	Jul. 31, 2012 Foreign currency exchange loss [Member]	Jul. 31, 2011 Foreign currency exchange loss [Member]	Jul. 31, 2010 Foreign currency exchange loss [Member]	Jul. 31, 2011 Accounts Receivable [Member] customer	Jul. 31, 2012 Accounts Receivable [Member] customer	Jul. 31, 2012 SolSoft Acquisition [Member]	Jul. 31, 2011 SolSoft Acquisition [Member]	Jul. 31, 2012 Letter of Credit [Member]	Jul. 31, 2011 Letter of Credit [Member]	Apr. 25, 2012 IPO [Member]	Jul. 31, 2012 Prepaid Expense and Other Assets, Current [Member] SolSoft Acquisition [Member]	Jul. 31, 2012 Selling and Marketing [Member]	Jul. 31, 2011 Selling and Marketing [Member]	Jul. 31, 2010 Selling and Marketing [Member]	Apr. 25, 2012 Overallotment Option, Underwriters [Member] IPO [Member]	Apr. 25, 2012 Underwriter Discount [Member] IPO [Member]	Apr. 25, 2012 Commission and Offering Expenses [Member] IPO [Member]	Jul. 31, 2012 Non-cancelable Purchase Commitments [Member]
Business [Abstract]
Total common stock sold for initial public offering (in shares)																					6,869,343					1,125,000
Common stock sold by selling stockholders (in shares)																					1,755,657
Public offering share price (in dollars per share)																					$ 16
Aggregate offering price																					$ 109,900,000
Net proceeds from initial public offering																					98,200,000
Commissions																											7,700,000	4,000,000
Restricted Cash [Abstract]
Restricted cash, noncurrent	3,803,000	732,000																230,000	3,800,000	500,000
Restricted cash, total																			3,900,000			200,000
Restricted cash, current																			100,000
Restricted cash included in prepaid expenses and other current assets	4,159,000	3,832,000															200,000
Inventory [Abstract]
Inventory write-down	600,000	1,300,000	600,000																										400,000
Concentration of Revenue and Accounts Receivable [Abstract]
Number of major customers															1	0
Percentage of accounts receivable by major customer															12.00%
Advertising Costs [Abstract]
Advertising expense																							1,100,000	100,000	100,000
Foreign Currency [Abstract]
Foreign currency exchange losses												$ 613,000	$ 588,000	$ 392,000
Net Income (Loss) per Share of Common Stock [Abstract]
Annual dividend rate (in dollars per share)				$ 73.07	$ 6.58	$ 0.02	$ 0.11	$ 0.14	$ 0.09	$ 0.12	$ 0.12

Net Income (Loss) Per Share of Common Stock (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Numerator [Abstract]
Net income (loss)	$ (8,210)	$ (5,322)	$ 6,988
8% noncumulative dividends on convertible preferred stock	0	0	(6,580)
Undistributed earnings allocated to convertible preferred stock	0	0	(307)
Net income (loss) attributable to common stockholders, basic	(8,210)	(5,322)	101
Undistributed earnings re-allocated to common stock	0	0	23
Net income (loss) attributable to common stockholders	$ (8,210)	$ (5,322)	$ 124
Denominator [Abstract]
Weighted-average common shares used in computing net income (loss) per share of common stock, basic (in shares)	20,563	9,933	7,768
Stock options (in shares)	0	0	2,430
Common stock warrants (in shares)	0	0	83
Weighted-average common shares used in computing net income (loss) per share of common stock, diluted (in shares)	20,563	9,933	10,281
Net income (loss) per share of common stock [Abstract]
Basic (in dollars per share)	$ (0.4)	$ (0.54)	$ 0.01
Diluted (in dollars per share)	$ (0.4)	$ (0.54)	$ 0.01
Noncumulative dividends on convertible preferred stock	8.00%

Net Income (Loss) Per Share of Common Stock (Schedule of Antidilutive Securities) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	19,581	26,841	26,841
Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	8,049	6,353	1,878
Warrants [Member] | Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	41	57	14
Warrants [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	249	336	0

Fair Value Measurements (Schedule of the Fair Value of Assets and Liabilities by Level) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	$ 100,723	$ 1,938
Restricted cash	4,133	732
Total financial assets	104,856	2,670
Level 1 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrant liability		0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0
Restricted cash	0	0
Total financial assets	0	0
Level 2 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrant liability		0
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	0	0
Restricted cash	0	0
Total financial assets	0	0
Level 3 [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrant liability		398
Total [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market funds	100,723	1,938
Restricted cash	4,133	732
Total financial assets	104,856	2,670
Total [Member] | Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible preferred stock warrant liability		$ 398

Fair Value Measurements (Schedule of the Change in the Fair Value of Level 3 Financial Liabilities) (Details) (Convertible Preferred Stock Warrant Liability [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Convertible Preferred Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value of convertible preferred stock warrant liability, beginning of year	$ 398	$ 265
Change in fair value recorded in Other expense, net	391	133
Convertible preferred stock warrants reclassified to additional paid-in capital (see Note 11)	(789)	0
Fair value of convertible preferred stock warrant liability, end of year	$ 0	$ 398

Balance Sheet Components (Schedule of Allowance for Doubtful Accounts and Sales Reserves) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 539	$ 1,068	$ 815
Charged to (Reversed From) Cost and Expenses	285	(68)	775
Recoveries (Deductions), Net	(280)	(461)	(522)
Balance at End of Year	544	539	1,068
Allowance for doubtful accounts [Member]
Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	266	362	384
Charged to (Reversed From) Cost and Expenses	167	(47)	49
Recoveries (Deductions), Net	(76)	(49)	(71)
Balance at End of Year	357	266	362
Sales returns reserve [Member]
Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	273	706	431
Charged to (Reversed From) Cost and Expenses	118	(21)	726
Recoveries (Deductions), Net	(204)	(412)	(451)
Balance at End of Year	$ 187	$ 273	$ 706

Balance Sheet Components (Schedule of Inventory) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 132	$ 70
Finished goods	2,428	1,436
Total Inventory	$ 2,560	$ 1,506

Balance Sheet Components (Schedule of Prepaid Expenses and Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 3,088	$ 2,339
Other current assets	1,071	1,493
Total prepaid expenses and other current assets	$ 4,159	$ 3,832

Balance Sheet Components (Schedule of Property, Plant and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 16,326	$ 12,077
Less accumulated depreciation and amortization	(9,828)	(6,990)
Total property and equipment, net	6,498	5,087
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	13,528	9,427
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	963	841
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,835	$ 1,809

Balance Sheet Components (Schedule of Accounts Payable and Accrued Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounts payable	$ 5,851	$ 4,368
Accrued expenses	2,341	1,937
Accrued travel expenses	928	759
Accrued consulting and professional service fees	690	1,151
Other	1,797	1,284
Total other current liabilities	$ 11,607	$ 9,499

Balance Sheet Components (Schedule of Deferred Revenue) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Deferred Revenue Arrangement [Line Items]
Deferred revenue	$ 78,300	$ 63,654
Deferred cost of revenue	1,633	1,655
Total deferred revenue, net	76,667	61,999
Less current portion	56,184	44,094
Total deferred income taxes and other tax liabilities	20,483	17,905
Products and Licenses [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	10,044	10,904
Deferred cost of revenue	1,445	1,473
Services [Member]
Deferred Revenue Arrangement [Line Items]
Deferred revenue	68,256	52,750
Deferred cost of revenue	$ 188	$ 182

Other Expense, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Component of Other Income (Expense) [Line Items]
Interest income, net	$ 58	$ 31	$ 35
Other income (expense), net	(946)	(690)	(357)
Foreign currency exchange loss [Member]
Component of Other Income (Expense) [Line Items]
Total other income (expense), net	(613)	(588)	(392)
Change in the Fair Value of Convertible Preferred Stock Warrant Liability [Member]
Component of Other Income (Expense) [Line Items]
Total other income (expense), net	$ (391)	$ (133)	$ 0

Acquisitions (Netcordia Acquisition) (Details) (USD $)	Jul. 31, 2012	May 01, 2010 Netcordia [Member] categories	May 01, 2010 Netcordia [Member] Common Stock [Member]	May 01, 2010 Netcordia [Member] Series F [Member]	May 01, 2010 Netcordia [Member] Stock Option [Member]	May 01, 2010 Netcordia [Member] Stock Option [Member] Common Stock [Member]	May 01, 2010 Netcordia [Member] Warrants [Member]	May 01, 2010 Netcordia [Member] Warrants [Member] Common Stock [Member]	May 01, 2010 Netcordia [Member] Convertible Preferred Stock [Member] Series F [Member] Minimum [Member]	May 01, 2010 Netcordia [Member] Convertible Preferred Stock [Member] Series F [Member] Maximum [Member]
Business Acquisition [Line Items]
Number of adjacent categories		2
Percent of issued and outstanding capital stock		15.00%
Cost of acquired entity		$ 43,500,000	$ 10,145,000	$ 29,590,000	$ 1,632,000	$ 1,600,000	$ 2,130,000	$ 2,100,000
Number of shares in transaction			1,602,543	12,734,005		281,666		336,488
Share price			$ 6.33						$ 2.29	$ 2.34
Weighted average exercise price per share	$ 3.58				$ 0.69
Dividend rate					0.00%		0.00%
Expected volatility					60.00%		60.00%
Risk free interest rate					2.40%		2.50%
Expected term (in years)					4 years 5 months 5 days		8 years
Fair value of assumed unearned options					1,300,000
Total purchase price		$ 43,497,000

Acquisitions (Netcordia Acquisition, Common Stock Warrants) (Details) (USD $)	12 Months Ended				12 Months Ended																0 Months Ended								0 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2012 Developed Technology [Member] Minimum [Member]	Jul. 31, 2011 Developed Technology [Member] Minimum [Member]	Jul. 31, 2012 Developed Technology [Member] Maximum [Member]	Jul. 31, 2011 Developed Technology [Member] Maximum [Member]	Jul. 31, 2012 Customer Relationships [Member] Minimum [Member]	Jul. 31, 2011 Customer Relationships [Member] Minimum [Member]	Jul. 31, 2012 Customer Relationships [Member] Maximum [Member]	Jul. 31, 2011 Customer Relationships [Member] Maximum [Member]	Jul. 31, 2012 Trademarks [Member]	Jul. 31, 2011 Trademarks [Member]	Jul. 31, 2012 Noncompete Agreements [Member]	Jul. 31, 2011 Noncompete Agreements [Member]	Jul. 31, 2012 Netcordia [Member]	Jul. 31, 2011 Netcordia [Member]	Jul. 31, 2010 Netcordia [Member]	May 01, 2010 Netcordia [Member]	May 01, 2010 Netcordia [Member] Minimum [Member]	May 01, 2010 Netcordia [Member] Maximum [Member]	May 01, 2010 Netcordia [Member] Developed Technology [Member]	May 01, 2010 Netcordia [Member] Customer Relationships [Member]	May 01, 2010 Netcordia [Member] Trademarks [Member]	May 01, 2010 Netcordia [Member] Noncompete Agreements [Member]	May 01, 2010 Netcordia [Member] Cash and Cash Equivalents [Member]	May 01, 2010 Netcordia [Member] Accounts Receivable [Member]	May 01, 2010 Netcordia [Member] Series F [Member]	May 01, 2010 Netcordia [Member] Common Stock [Member]	May 01, 2010 Netcordia [Member] Warrants [Member]	May 01, 2010 Netcordia [Member] Warrants [Member] Common Stock [Member]
Business Acquisition [Line Items]
Number of shares in transaction																													12,734,005	1,602,543		336,488
Per share exercise price of warrants																																$ 0.07
Number of shares unexercised																																692
Cost of acquired entity																				$ 43,500,000									$ 29,590,000	$ 10,145,000	$ 2,130,000	$ 2,100,000
Fair value of the warrants, per share																															$ 6.33
Dividend rate																															0.00%
Expected volatility																															60.00%
Risk free interest rate																															2.50%
Expected term (in years)																															8 years
Current assets																											1,267,000	955,000
Other current assets																				610,000
Property and equipment, net																				373,000
Noncurrent assets																				30,000
Other intangible assets																				11,300,000			3,700,000	5,900,000	200,000	1,500,000
Goodwill	32,726,000	32,726,000	32,241,000	177,000																32,064,000
Other accrued liabilities																				(399,000)
Deferred revenue																				(2,438,000)
Preferred stock warranty liability																				(265,000)
Total purchase price																				43,497,000
Percent of convertible preferred stock in escrow																													10.00%
Useful life					5 years	5 years	6 years	6 years	2 years	2 years	7 years	7 years	6 years	6 years	1 year 6 months	1 year 6 months					1 year	6 years
Amortization expense	2,862,000	3,302,000	993,000														2,100,000	2,800,000	700,000
Transaction costs																			$ 600,000

Acquisitions (Netcordia Acquisition, Unaudited Pro forma Information) (Details) (Netcordia [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Jul. 31, 2010
Netcordia [Member]
Business Acquisition [Line Items]
Pro forma net revenue	$ 108,097
Pro forma loss from operations	(466)
Pro forma net loss	$ (2,169)

Acquisitions (SolSoft Acquisition) (Details) (USD $)	12 Months Ended				12 Months Ended												0 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2012 Developed Technology [Member] Minimum [Member]	Jul. 31, 2011 Developed Technology [Member] Minimum [Member]	Jul. 31, 2012 Developed Technology [Member] Maximum [Member]	Jul. 31, 2011 Developed Technology [Member] Maximum [Member]	Jul. 31, 2012 Customer Relationships [Member] Minimum [Member]	Jul. 31, 2011 Customer Relationships [Member] Minimum [Member]	Jul. 31, 2012 Customer Relationships [Member] Maximum [Member]	Jul. 31, 2011 Customer Relationships [Member] Maximum [Member]	Jul. 31, 2012 SolSoft Acquisition [Member]	Jul. 31, 2011 SolSoft Acquisition [Member]	Apr. 15, 2011 SolSoft Acquisition [Member]	Jul. 31, 2010 SolSoft Acquisition [Member]	Jan. 27, 2011 SolSoft Acquisition [Member] Minimum [Member]	Jan. 27, 2011 SolSoft Acquisition [Member] Maximum [Member]	Apr. 15, 2011 SolSoft Acquisition [Member] Developed Technology [Member]	Apr. 15, 2011 SolSoft Acquisition [Member] Customer Relationships [Member]	Apr. 15, 2011 SolSoft Acquisition [Member] Accounts Receivable [Member]
Business Acquisition [Line Items]
Cash consideration															$ 2,200,000
Current assets																					297,000
Property and equipment, net															35,000
Other intangible assets															1,800,000				1,160,000	660,000
Goodwill	32,726,000	32,726,000	32,241,000	177,000											485,000
Other accrued liabilities															(109,000)
Deferred revenue															(326,000)
Total purchase price															2,202,000
Useful life					5 years	5 years	6 years	6 years	2 years	2 years	7 years	7 years					5 years	7 years
Amortization expense	2,862,000	3,302,000	993,000										300,000	100,000
Transaction costs																$ 300,000

Acquisitions (Patents from Avaya) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2012 Patents [Member]	Jul. 31, 2011 Patents [Member]	Jan. 27, 2011 Avaya [Member] Patents [Member]	Jul. 31, 2012 Avaya [Member] Patents [Member]	Jul. 31, 2011 Avaya [Member] Patents [Member]
Business Acquisition [Line Items]
Purchase of intangible assets	$ 0	$ 1,000	$ 0			$ 1,000
Intangible assets, net	7,817	10,679					1,000
Useful life				6 years	6 years	6 years
Amortization expense	$ 2,862	$ 3,302	$ 993				$ 200	$ 100

Goodwill and Intangible Assets (Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2010 Netcordia [Member]	May 01, 2010 Netcordia [Member]	Jul. 31, 2011 SolSoft Acquisition [Member]	Apr. 15, 2011 SolSoft Acquisition [Member]
Goodwill [Roll Forward]
Beginning balance, goodwill	$ 32,726	$ 32,726	$ 32,241	$ 177		$ 32,064		$ 485
Acquisition					32,064		485
Ending balance, goodwill	$ 32,726	$ 32,726	$ 32,241	$ 177		$ 32,064		$ 485

Goodwill and Intangible Assets (Gross Carrying Amount and Accumulated Amortization) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Gross value	15,564	15,564
Accumulated amortization	(7,747)	(4,885)
Net carrying value	7,817	10,679
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	6,290	6,290
Accumulated amortization	(3,127)	(1,992)
Net carrying value	3,163	4,298
Developed Technology [Member] | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years 8 months 23 days	4 years 5 months 23 days
Developed Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	5 years	5 years
Developed Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	6 years	6 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross value	6,574	6,574
Accumulated amortization	(2,795)	(1,518)
Net carrying value	3,779	5,056
Customer Relationships [Member] | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years 1 month 27 days	4 years 1 month 9 days
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	2 years	2 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	7 years	7 years
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	6 years	6 years
Gross value	200	200
Accumulated amortization	(75)	(42)
Net carrying value	125	158
Trademarks [Member] | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	3 years 9 months	4 years 9 months
Noncompete Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	1 year 6 months	1 year 6 months
Gross value	1,500	1,500
Accumulated amortization	(1,500)	(1,250)
Net carrying value	0	250
Noncompete Agreements [Member] | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	0 years	3 months
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	6 years	6 years
Gross value	1,000	1,000
Accumulated amortization	(250)	(83)
Net carrying value	750	917
Patents [Member] | Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization period	4 years 6 months	5 years 6 months

Goodwill and Intangible Assets (Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 2,862	$ 3,302	$ 993
Cost of Products and Licenses Revenue [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	1,302	1,059	440
Sales and Marketing [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,560	$ 2,243	$ 553

Goodwill and Intangible Assets (Estimated Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
2013	$ 2,323
2014	2,323
2015	2,028
2016	903
Thereafter	240
Net carrying value	$ 7,817	$ 10,679

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Jul. 31, 2012 sqft	Jul. 31, 2011	Jul. 31, 2010
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 3,146,000
2014	4,213,000
2015	4,102,000
2016	4,092,000
2017	4,062,000
2018 and Thereafter	13,227,000
Total	32,842,000
Rent expense	2,000,000	1,800,000	1,200,000
Area in lease agreement (in square feet)	63,000
Letter of Credit [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Standby letter of credit	3,200,000
After February 2013 [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Area in lease agreement (in square feet)	127,000
Lease term	8 years
After February 2013 [Member] | Minimum [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Rent expense	3,200,000
After February 2013 [Member] | Maximum [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Rent expense	3,900,000
Leasehold improvements [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
Leasehold improvements	6,000,000
Lessor leasehold incentives	$ 700,000

Commitments and Contingencies (Contract Manufacturer Commitments and Guarantees) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Long-term Purchase Commitment [Line Items]
Open purchase orders	$ 3.1	$ 1
Excess and obsolete inventory	0.6	1.3	0.6
Useful life	5 years
Non-cancelable Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Excess and obsolete inventory	$ 0.4

Common Stock Reserved for Issuance (Details)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012 Stock Option [Member]	Jul. 31, 2011 Stock Option [Member]	Jul. 31, 2012 Employee Stock Purchase Plan [Member]	Jul. 31, 2011 Employee Stock Purchase Plan [Member]	Jul. 31, 2012 Restricted Stock Units (RSUs) [Member]	Jul. 31, 2011 Restricted Stock Units (RSUs) [Member]	Jul. 31, 2012 Equity Plan [Member]	Jul. 31, 2011 Equity Plan [Member]	Jul. 31, 2012 Common Stock [Member]	Jul. 31, 2011 Common Stock [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Preferred Stock [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Preferred Stock [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series A [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series A [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series B [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series B [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series C [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series C [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series D [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series D [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series E [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series E [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series F-1 [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series F-1 [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series F-2 [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series F-2 [Member]	Jul. 31, 2012 Convertible Preferred Stock [Member] Series F-3 [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series F-3 [Member]	Apr. 15, 2012 Common Stock [Member]
Class of Stock [Line Items]
Capital shares reserved for future issuance	18,046,055	36,994,416	11,847,046	9,566,792			35,550	0	4,640,628	193,268					0	4,368	0	8,109	0	8,696,095	0	5,444,241	0	8,443,888	0	935,383	0	2,233,132	0	1,076,147
Number of warrants issued											22,831	336,488	0	56,505
Shares reserved for employee stock purchase plan					1,500,000	0
Shares converted into common stock																															26,841,363

Convertible Preferred Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended						0 Months Ended
	Jul. 31, 2012	Jul. 31, 2010	Jul. 31, 2011	Apr. 15, 2012 Common Stock [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series A [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series B [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series C [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series D [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series E [Member]	May 01, 2010 Convertible Preferred Stock [Member] Series F [Member] Netcordia [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series F-1 [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series F-2 [Member]	Jul. 31, 2011 Convertible Preferred Stock [Member] Series F-3 [Member]
Class of Stock [Line Items]
Shares converted into common stock				26,841,363
Shares Authorized	0		85,128,977		1,314	27,060	29,197,081	17,000,000	26,000,000		2,833,043	6,738,927	3,331,552
Shares Issued	0		80,512,394		1,311	24,329	26,088,294	16,332,746	25,331,709		2,806,150	6,699,401	3,228,454
Shares Outstanding	0		80,512,394		1,311	24,329	26,088,294	16,332,746	25,331,709		2,806,150	6,699,401	3,228,454
Carrying Value	$ 0		$ 107,506		$ 1,739	$ 1,977	$ 7,922	$ 22,285	$ 43,993		$ 6,425	$ 15,610	$ 7,555
Liquidation Preferences			95,717		1,197	2,000	8,113	22,376	44,021		3,000	10,000	5,010
Convertible preferred stock, shares issued										12,734,005
Fair value of preferred stock issued		$ 10,145								$ 29,600
Noncumulative dividends on convertible preferred stock	8.00%

Convertible Preferred Stock Warrants (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended									0 Months Ended	12 Months Ended			12 Months Ended
	Apr. 30, 2012	Jul. 31, 2012	Apr. 30, 2012 Series F [Member] Convertible Preferred Stock [Member]	Jul. 31, 2012 Series F [Member] Convertible Preferred Stock [Member]	Jul. 31, 2011 Series F [Member] Convertible Preferred Stock [Member]	Jul. 31, 2010 Series F [Member] Convertible Preferred Stock [Member]	Jul. 31, 2012 Series F [Member] Convertible Preferred Stock [Member] Minimum [Member]	Jul. 31, 2011 Series F [Member] Convertible Preferred Stock [Member] Minimum [Member]	Jul. 31, 2010 Series F [Member] Convertible Preferred Stock [Member] Minimum [Member]	Jul. 31, 2012 Series F [Member] Convertible Preferred Stock [Member] Maximum [Member]	Jul. 31, 2011 Series F [Member] Convertible Preferred Stock [Member] Maximum [Member]	Jul. 31, 2010 Series F [Member] Convertible Preferred Stock [Member] Maximum [Member]	May 01, 2010 Series F [Member] Convertible Preferred Stock [Member] Netcordia [Member]	Jul. 31, 2012 Series F [Member] Convertible Preferred Stock [Member] Netcordia [Member]	Jul. 31, 2011 Series F [Member] Convertible Preferred Stock [Member] Netcordia [Member]	Jul. 31, 2012 Warrants [Member] Common Stock [Member]	Jul. 31, 2012 Convertible Preferred Stock Warrant Liability [Member]	Jul. 31, 2011 Convertible Preferred Stock Warrant Liability [Member]	Jul. 31, 2010 Convertible Preferred Stock Warrant Liability [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Convertible preferred stock, shares issued													169,517	0	0
Shares unexercised																22,139
Conversion of preferred stock warrants to common stock warrants upon initial public offering	$ 789	$ 789
Fair value of convertible preferred stock warrant liability																	0	398	265
Fair value of the convertible warrants, exercised in period			789
Change in fair value recorded in Other expense, net																	$ 391	$ 133
Expected term							1 year	2 years	3 years	7 years	7 years	8 years
Risk free interest rate					2.50%		0.83%	1.35%		0.96%	1.65%
Expected volatility					60.00%	60.00%	56.00%			57.00%
Dividend rate				0.00%	0.00%	0.00%

Employee Benefit Plans (Share-based Compensation Plans) (Details)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Period	10 years
Number of Shares Available for Grant	4,640,628	0
2005 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Period	10 years
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Period	10 years
2000 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Period	10 years
Nonstatutory Stock Option [Member] | 2012 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount from market price, offering date	85.00%
Nonstatutory Stock Option [Member] | 2003 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount from market price, offering date	85.00%
Potential Scenario, One [Member] | 2012 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Stock Ownership	10.00%
Fair Value of Common Stock on Grant Date	110.00%
Potential Scenario, One [Member] | 2005 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Stock Ownership	10.00%
Fair Value of Common Stock on Grant Date	110.00%
Potential Scenario, One [Member] | 2003 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Stock Ownership	10.00%
Fair Value of Common Stock on Grant Date	110.00%
Potential Scenario, One [Member] | 2000 Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of Stock Ownership	10.00%
Fair Value of Common Stock on Grant Date	110.00%

Employee Benefit Plans (Employee Stock Purchase Plan) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 10,652	$ 5,133	$ 2,688
Total unrecognized stock-based compensation balance	30,400
Total unrecognized stock-based compensation balance, Weighted-average amortization	2 years 5 months 23 days
Stock Option [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total unrecognized stock-based compensation balance	22,900
Total unrecognized stock-based compensation balance, Weighted-average amortization	2 years 10 months 2 days
Employee Stock Purchase Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Percent of eligible compensation	15.00%
Offering period	24 months
Purchase periods	4
Discount from market price, offering date	85.00%
Discount from market price, purchase date	85.00%
Shares reserved for employee stock purchase plan	1,500,000	0
Total unrecognized stock-based compensation balance	6,934
Total unrecognized stock-based compensation balance, Weighted-average amortization	3 years 11 months 1 day
Restricted Stock Units (RSUs) [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total unrecognized stock-based compensation balance	566
Total unrecognized stock-based compensation balance, Weighted-average amortization	1 year 2 months 8 days
Cost of Revenue [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	700	283	146
Research and Development [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	2,363	1,126	580
Selling and Marketing [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	5,409	2,546	1,311
General and Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 2,180	$ 1,178	$ 651

Employee Benefit Plans (Determination of Fair Value) (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 0 months 29 days	6 years 0 months 29 days	6 years 0 months 29 days
Risk free interest rate	0.90%	1.73%	1.98%
Expected volatility	56.00%	60.00%	60.00%
Dividend rate	0.00%	0.00%	0.00%
Weighted average exercise price per share	$ 5.75	$ 4.74	$ 3.07
Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate		0.00%	0.00%
Expected volatility		0.00%	0.00%
Dividend rate	0.00%	0.00%	0.00%
Weighted average exercise price per share	$ 9.4	$ 0	$ 0
Employee Stock Purchase Plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	8 months 1 day
Risk free interest rate	0.15%
Expected volatility	53.00%
Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	2 years 2 months 1 day
Risk free interest rate	0.31%
Expected volatility	58.00%

Employee Benefit Plans (Stock Option Activities) (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009
Number of Shares Underlying Outstanding Options [Roll Forward]
Number of Shares Underlying Outstanding Options, Beginning Balance	9,566,792	9,380,406	5,903,063
Number of Shares Underlying Outstanding Options, Granted	3,274,557	2,214,969	4,559,765
Number of Shares Underlying Outstanding Options, Exercised	(629,244)	(1,558,600)	(712,585)
Number of Shares Underlying Outstanding Options, Forfeited/Expired	(365,059)	(469,983)	(369,837)
Number of Shares Underlying Outstanding Options, Ending Balance	11,847,046	9,566,792	9,380,406	5,903,063
Number of Shares Underlying Outstanding Options, Vested and Expected to Vest	11,237,592
Number of Shares Underlying Outstanding Options, Exercisable	6,103,203
Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price, Beginning Balance	$ 4.46	$ 2.94	$ 1.67
Weighted Average Exercise Price, Granted	$ 10.84	$ 8.46	$ 4.33
Weighted Average Exercise Price, Exercised	$ 3.58	$ 0.76	$ 1.11
Weighted Average Exercise Price, Forfeited/Expired	$ 7.89	$ 5.32	$ 3.22
Weighted Average Exercise Price, Ending Balance	$ 6.16	$ 4.46	$ 2.94	$ 1.67
Weighted-Average Exercise Price, Vested and Expected to Vest	$ 5.97
Weighted-Average Exercise Price, Exercisable	$ 3.58
Weighted Average Remaining Contractual Term [Abstract]
Weighted Average Remaining Contractual Term	7 years 3 months 18 days	7 years 7 months 17 days	7 years 6 months	6 years 10 months 24 days
Weighted-Average Remaining Contractual Term, Vested and Expected to Vest	7 years 2 months 16 days
Weighted-Average Remaining Contractual Term, Exercisable	5 years 11 months 9 days
Aggregate Intrinsic Value [Abstract]
Aggregate Intrinsic Value, Outstanding	$ 176,037,000	$ 50,224,000	$ 32,237,000	$ 2,689,000
Aggregate Intrinsic Value, Vested and Expected to Vest	169,128,000
Aggregate Intrinsic Value, Exercisable	106,454,000
Pre-tax intrinsic value of options exercised	5,900,000	12,600,000	2,700,000
Grant date fair value	6,700,000	4,700,000	1,600,000
2003 Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Shares remaining subject to repurchase	52,365	56,585
Remaining authorized repurchase amount	$ 300,000	$ 200,000

Employee Benefit Plans (Stock Option Activities, Exercise Price Range) (Details) (USD $)	12 Months Ended
Jul. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	11,847,046
Weighted-Average Remaining Contractual Life (in Years)	7 years 3 months 18 days
Weighted-Average Exercise Price per Share, Outstanding	$ 6.16
Number of Shares Underlying Exercisable Options	6,103,203
Weighted-Average Exercise Price per Share, Exercisable	$ 3.58
$0.12 – $1.68 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	1,802,248
Weighted-Average Remaining Contractual Life (in Years)	3 years 10 months 21 days
Weighted-Average Exercise Price per Share, Outstanding	$ 1.32
Number of Shares Underlying Exercisable Options	1,777,657
Weighted-Average Exercise Price per Share, Exercisable	$ 1.33
$0.12 – $1.68 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 0.12
$0.12 – $1.68 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 1.68
$1.71 - $2.49 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	1,494,623
Weighted-Average Remaining Contractual Life (in Years)	5 years 7 months 6 days
Weighted-Average Exercise Price per Share, Outstanding	$ 2.13
Number of Shares Underlying Exercisable Options	1,348,328
Weighted-Average Exercise Price per Share, Exercisable	$ 2.14
$1.71 - $2.49 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 1.71
$1.71 - $2.49 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 2.49
$2.94 – $3.36 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	558,274
Weighted-Average Remaining Contractual Life (in Years)	5 years 8 months 27 days
Weighted-Average Exercise Price per Share, Outstanding	$ 3.18
Number of Shares Underlying Exercisable Options	558,274
Weighted-Average Exercise Price per Share, Exercisable	$ 3.18
$2.94 – $3.36 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 2.94
$2.94 – $3.36 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 3.36
$4.53 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	2,013,560
Weighted-Average Remaining Contractual Life (in Years)	7 years 6 months 29 days
Weighted-Average Exercise Price per Share, Outstanding	$ 4.53
Number of Shares Underlying Exercisable Options	1,184,741
Weighted-Average Exercise Price per Share, Exercisable	$ 4.53
$4.53 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 4.53
$6.33 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	1,363,354
Weighted-Average Remaining Contractual Life (in Years)	7 years 10 months 17 days
Weighted-Average Exercise Price per Share, Outstanding	$ 6.33
Number of Shares Underlying Exercisable Options	677,534
Weighted-Average Exercise Price per Share, Exercisable	$ 6.33
$6.33 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 6.33
$7.08 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	215,848
Weighted-Average Remaining Contractual Life (in Years)	8 years 4 months 6 days
Weighted-Average Exercise Price per Share, Outstanding	$ 7.08
Number of Shares Underlying Exercisable Options	83,474
Weighted-Average Exercise Price per Share, Exercisable	$ 7.08
$7.08 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 7.08
$9.12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	1,544,705
Weighted-Average Remaining Contractual Life (in Years)	9 years 18 days
Weighted-Average Exercise Price per Share, Outstanding	$ 9.12
Number of Shares Underlying Exercisable Options	62,685
Weighted-Average Exercise Price per Share, Exercisable	$ 9.12
$9.12 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 9.12
$9.33 - $9.66 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	1,219,563
Weighted-Average Remaining Contractual Life (in Years)	8 years 6 months 26 days
Weighted-Average Exercise Price per Share, Outstanding	$ 9.54
Number of Shares Underlying Exercisable Options	400,677
Weighted-Average Exercise Price per Share, Exercisable	$ 9.53
$9.33 - $9.66 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 9.33
$9.33 - $9.66 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 9.66
$9.78 - $16.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	1,584,735
Weighted-Average Remaining Contractual Life (in Years)	9 years 7 months 6 days
Weighted-Average Exercise Price per Share, Outstanding	$ 12.37
Number of Shares Underlying Exercisable Options	9,397
Weighted-Average Exercise Price per Share, Exercisable	$ 10.67
$9.78 - $16.00 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 9.78
$9.78 - $16.00 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 16
$17.48 - $246.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of Shares Underlying Outstanding Options	50,136
Weighted-Average Remaining Contractual Life (in Years)	9 years 4 months 2 days
Weighted-Average Exercise Price per Share, Outstanding	$ 20.42
Number of Shares Underlying Exercisable Options	436
Weighted-Average Exercise Price per Share, Exercisable	$ 246.6
$17.48 - $246.60 [Member] | Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Lower Range Limit	$ 17.48
$17.48 - $246.60 [Member] | Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Upper Range Limit	$ 246.6

Employee Benefit Plans (Restricted Stock Units Activities) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Jul. 31, 2012
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award Vesting Period	4 years
Number of Units, Oustanding	35,550
Number of Units, Granted	35,550
Weighted Average Grant Date Fair Value, Outstanding	$ 18.68
Weighted Average Grant Date Fair Value, Granted	$ 18.68

Employee Benefit Plans (Shares Available for Grant) (Details)	12 Months Ended
	Jul. 31, 2012		Jul. 31, 2011	Jul. 31, 2010
Shares Available for Grant [Roll Forward]
Options granted	(3,274,557)		(2,214,969)	(4,559,765)
Options canceled	365,059		469,983	369,837
Capital shares reserved for future issuance	18,046,055		36,994,416
Stock Option [Member]
Shares Available for Grant [Roll Forward]
Capital shares reserved for future issuance	11,847,046		9,566,792
Restricted Stock Units (RSUs) [Member]
Shares Available for Grant [Roll Forward]
RSU's granted	(35,550)
Capital shares reserved for future issuance	35,550		0
2012 Plan [Member]
Shares Available for Grant [Roll Forward]
Authorized	5,025,101	[1]
Shares available for grant, ending balance	4,640,628		0
Capital shares reserved for future issuance	5,000,000
Available for future issuance	25,101
2012 Plan [Member] | Stock Option [Member]
Shares Available for Grant [Roll Forward]
Options granted	(487,695)
Options canceled	138,772	[2]
2012 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Shares Available for Grant [Roll Forward]
RSU's granted	(35,550)

[1]	Shares of common stock reserved for issuance under the 2012 Equity Incentive Plan consist of (a) 5,000,000 shares of common stock reserved for future issuance under the 2012 Plan and (b) 25,101 shares of common stock previously reserved but unissued under the 2003 Plan on the effective date of the 2012 Plan that are now available for issuance under the 2012 Plan. In addition, any shares subject to outstanding awards under the 2003 Plan that are issuable upon the exercise of options that expire or become unexercisable for any reason without having been exercised in full will be available for future grant and issuance under the 2012 Plan.
[2]	Includes canceled or expired options under the 2003 Plan that expired unexercised which become available for grant under the 2012 Plan according to its terms.

Employee Benefit Plans (Employee 401(k)) Plan (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Younger than 50 [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum annual contribution	$ 17,000	$ 16,500	$ 16,500
50 or Older [Member]
Defined Benefit Plan Disclosure [Line Items]
Maximum annual contribution	$ 22,000	$ 22,000	$ 22,000

Income Taxes (Geographical Breakdown of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Income Tax Disclosure [Abstract]
Domestic	$ (9,203)	$ (5,218)	$ 8,190
International	1,737	698	(191)
Income (loss) before provision for income taxes	$ (7,466)	$ (4,520)	$ 7,999

Income Taxes (Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Current: [Abstract]
Current foreign	$ 751	$ 327	$ 337
Current state	360	381	431
Current federal	(353)	163	243
Total current	758	871	1,011
Deferred: [Abstract]
Deferred foreign	(14)	(69)	0
Provision for income taxes	$ 744	$ 802	$ 1,011

Income Taxes (Tax Reconciliation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Income Tax Disclosure [Abstract]
Tax at statutory federal rate	$ (2,613)	$ (1,582)	$ 2,800
State tax- net of federal benefit	230	248	280
Stock compensation and other permanent items	2,710	1,241	(1,379)
Change in valuation allowance	1,017	1,128	(1,340)
R&D credit	(382)	(425)	0
Alternative minimum tax	(353)	163	243
Foreign rate differential	130	14	404
Other	5	15	3
Provision for income taxes	$ 744	$ 802	$ 1,011

Income Taxes (Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Jul. 31, 2012	Jul. 31, 2011
Deferred Tax Assets [Abstract]
Net operating loss carryforwards	$ 26,282	$ 32,327
Deferred revenue	7,016	4,604
Tax credit carryforwards	3,726	3,237
Accruals, reserves and other	3,631	2,740
Stock compensation	2,944	1,490
Gross deferred tax asset	43,599	44,398
Valuation allowance	(40,571)	(40,518)
Total deferred tax asset	3,028	3,880
Deferred Tax Liabilities [Abstract]
Other identified intangibles	(2,017)	(2,885)
Other fixed assets depreciation	(928)	(926)
Total deferred tax liability	(2,945)	(3,811)
Net deferred tax assets	$ 83	$ 69

Income Taxes (Details) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ 40,571,000	$ 40,518,000
Valuation allowance increase	100,000
Operating loss	5,000,000
Excess tax benefit from employee stock plans	47,000	84,000
Undistributed foreign earnings	1,800,000
Provision for income taxes	744,000	802,000	1,011,000
Effective income tax rate	12.60%	(17.70%)	(10.00%)
Decrease in pre-tax income	12,500,000
Tax adjustments, favorable IRS ruling	400,000
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	72,900,000
State and Local Jurisdiction [Member] | California
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	41,900,000
Research Tax Credit Carryforward [Member] | Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	3,100,000
Research Tax Credit Carryforward [Member] | State and Local Jurisdiction [Member] | California
Operating Loss Carryforwards [Line Items]
Tax credit carryforward	$ 2,500,000

Income Taxes (Uncertain Tax Positions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits beginning balance	$ 998	$ 791	$ 665
Increases relating from tax positions taken during current	200	241	126
Increases/ (Decreases) relating from tax positions from prior years	144	(34)	0
Gross unrecognized tax benefits ending balance	$ 1,342	$ 998	$ 791

Segment Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012 segment	Jul. 31, 2011	Jul. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reportable segments	1
Net revenue	$ 169,246	$ 132,835	$ 102,168
Property and equipment, net	6,498	5,087
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenue	108,660	82,730	62,620
Property and equipment, net	6,180	4,859
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenue	100,600	77,700	60,300
Property and equipment, net	6,100	4,700
Europe, Middle East and Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenue	40,666	35,190	29,266
Property and equipment, net	124	87
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net revenue	19,920	14,915	10,282
Property and equipment, net	$ 194	$ 141